Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nationwide Variable Insurance Trust
Entity Central Index Key	0000353905
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000059814
Shareholder Report [Line Items]
Fund Name	NVIT Allspring Discovery Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$85	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2500® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,647	$11,268	$10,973
Dec 17	$13,600	$13,649	$13,657
Dec 18	$12,668	$12,937	$12,637
Dec 19	$17,387	$16,932	$16,763
Dec 20	$27,976	$20,439	$23,547
Dec 21	$26,660	$25,661	$24,733
Dec 22	$16,633	$20,733	$18,251
Dec 23	$20,056	$26,114	$21,706
Dec 24	$23,767	$32,332	$23,757
Dec 25	$25,172	$37,877	$26,206

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	5.91%	-2.09%	9.67%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500® Growth Index	10.31%	2.98%	10.55%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 431,616,409
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,029,704
InvestmentCompanyPortfolioTurnover	72.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$431,616,409
Number of Portfolio Holdings	75
Portfolio Turnover Rate	72.91%
Advisory Fees - net of reimbursement & waiver, if any	$3,029,704

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	8.2%
Other liabilities in excess of assets	-6.6%
Software	9.3%
Health Care Providers & Services	7.7%
Aerospace & Defense	6.7%
Biotechnology	6.4%
Hotels, Restaurants & Leisure	5.5%
Health Care Equipment & Supplies	5.3%
Semiconductors & Semiconductor Equipment	5.3%
Construction & Engineering	4.9%
Electronic Equipment, Instruments & Components	4.7%
Financial Services	3.9%
Other IndustriesFootnote Reference#	40.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059815
Shareholder Report [Line Items]
Fund Name	NVIT Allspring Discovery Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$110	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 2500® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,606	$11,268	$10,973
Dec 17	$13,524	$13,649	$13,657
Dec 18	$12,571	$12,937	$12,637
Dec 19	$17,202	$16,932	$16,763
Dec 20	$27,609	$20,439	$23,547
Dec 21	$26,247	$25,661	$24,733
Dec 22	$16,321	$20,733	$18,251
Dec 23	$19,658	$26,114	$21,706
Dec 24	$23,212	$32,332	$23,757
Dec 25	$24,516	$37,877	$26,206

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	5.62%	-2.35%	9.38%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500® Growth Index	10.31%	2.98%	10.55%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 431,616,409
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,029,704
InvestmentCompanyPortfolioTurnover	72.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$431,616,409
Number of Portfolio Holdings	75
Portfolio Turnover Rate	72.91%
Advisory Fees - net of reimbursement & waiver, if any	$3,029,704

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	8.2%
Other liabilities in excess of assets	-6.6%
Software	9.3%
Health Care Providers & Services	7.7%
Aerospace & Defense	6.7%
Biotechnology	6.4%
Hotels, Restaurants & Leisure	5.5%
Health Care Equipment & Supplies	5.3%
Semiconductors & Semiconductor Equipment	5.3%
Construction & Engineering	4.9%
Electronic Equipment, Instruments & Components	4.7%
Financial Services	3.9%
Other IndustriesFootnote Reference#	40.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000033348
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Asset Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†,Footnote Reference*
Class II	$100	0.93%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	Class II	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000	$10,000	$10,000
Dec 16	$10,900	$11,196	$10,821	$10,265
Dec 17	$12,621	$13,640	$12,364	$10,628
Dec 18	$11,993	$13,043	$12,085	$10,629
Dec 19	$14,485	$17,150	$14,757	$11,556
Dec 20	$16,223	$20,305	$17,025	$12,424
Dec 21	$18,609	$26,135	$19,742	$12,233
Dec 22	$16,052	$21,402	$16,601	$10,641
Dec 23	$18,273	$27,029	$19,541	$11,230
Dec 24	$21,196	$33,791	$22,497	$11,370
Dec 25	$24,462	$39,833	$25,593	$12,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	15.41%	8.56%	9.36%
S&P 500® Index	17.88%	14.42%	14.82%
Blended IndexFootnote Reference1	13.76%	8.49%	9.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Footnote	Description
Footnote[1]	The Blended Index comprises 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 6,388,020,428
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,388,020,428
Number of Portfolio Holdings	1
Portfolio Turnover Rate	9.54%
Advisory Fees - net of reimbursement & waiver, if any	$-

C000033350
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT American Funds Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†,Footnote Reference*
Class II	$90	0.87%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,265	$10,265
Dec 17	$10,595	$10,628
Dec 18	$10,481	$10,629
Dec 19	$11,422	$11,556
Dec 20	$12,474	$12,424
Dec 21	$12,385	$12,233
Dec 22	$10,799	$10,641
Dec 23	$11,285	$11,230
Dec 24	$11,378	$11,370
Dec 25	$12,144	$12,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.73%	-0.54%	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,263,804,911
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,263,804,911
Number of Portfolio Holdings	1
Portfolio Turnover Rate	16.01%
Advisory Fees - net of reimbursement & waiver, if any	$-

C000033346
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Global Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†,Footnote Reference*
Class II	$117	1.06%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.06%
Line Graph [Table Text Block]
	Class II	MSCI ACWI
Dec 15	$10,000	$10,000
Dec 16	$10,019	$10,786
Dec 17	$13,121	$13,371
Dec 18	$11,885	$12,112
Dec 19	$16,018	$15,334
Dec 20	$20,812	$17,825
Dec 21	$24,143	$21,130
Dec 22	$18,094	$17,251
Dec 23	$22,100	$21,080
Dec 24	$25,024	$24,767
Dec 25	$30,331	$30,300

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	21.21%	7.82%	11.73%
MSCI ACWI	22.34%	11.19%	11.72%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 688,420,125
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$688,420,125
Number of Portfolio Holdings	1
Portfolio Turnover Rate	7.74%
Advisory Fees - net of reimbursement & waiver, if any	$-

C000033344
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT American Funds Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†,Footnote Reference*
Class II	$107	0.97%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$10,906	$11,196
Dec 17	$13,938	$13,640
Dec 18	$13,846	$13,043
Dec 19	$18,040	$17,150
Dec 20	$27,329	$20,305
Dec 21	$33,214	$26,135
Dec 22	$23,178	$21,402
Dec 23	$31,975	$27,029
Dec 24	$41,935	$33,791
Dec 25	$50,228	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	19.78%	12.94%	17.52%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,514,714,479
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,514,714,479
Number of Portfolio Holdings	1
Portfolio Turnover Rate	9.70%
Advisory Fees - net of reimbursement & waiver, if any	$-

C000046995
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Growth-Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†,Footnote Reference*
Class II	$99	0.91%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,109	$11,196
Dec 17	$13,544	$13,640
Dec 18	$13,248	$13,043
Dec 19	$16,649	$17,150
Dec 20	$18,826	$20,305
Dec 21	$23,278	$26,135
Dec 22	$19,363	$21,402
Dec 23	$24,336	$27,029
Dec 24	$30,117	$33,791
Dec 25	$35,429	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	17.64%	13.48%	13.48%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 4,177,862,451
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,177,862,451
Number of Portfolio Holdings	1
Portfolio Turnover Rate	18.60%
Advisory Fees - net of reimbursement & waiver, if any	$-

C000014751
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$89	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,789	$11,200	$11,734
Dec 17	$13,910	$13,630	$13,337
Dec 18	$12,901	$12,980	$12,234
Dec 19	$16,424	$17,041	$15,481
Dec 20	$17,020	$20,584	$15,914
Dec 21	$20,474	$26,006	$19,918
Dec 22	$19,657	$21,032	$18,416
Dec 23	$22,013	$26,611	$20,527
Dec 24	$24,183	$33,133	$23,477
Dec 25	$29,366	$38,889	$27,212

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	21.44%	11.53%	11.37%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 588,354,726
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 3,302,444
InvestmentCompanyPortfolioTurnover	57.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$588,354,726
Number of Portfolio Holdings	99
Portfolio Turnover Rate	57.78%
Advisory Fees - net of reimbursement & waiver, if any	$3,302,444

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	94.8%
Repurchase Agreements	4.6%
Master Limited Partnership	1.2%
Other liabilities in excess of assets	-0.6%
Banks	12.1%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	5.4%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.8%
Capital Markets	4.1%
Chemicals	3.2%
Professional Services	3.1%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Other IndustriesFootnote Reference#	49.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014752
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$116	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell 1000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,757	$11,200	$11,734
Dec 17	$13,837	$13,630	$13,337
Dec 18	$12,805	$12,980	$12,234
Dec 19	$16,263	$17,041	$15,481
Dec 20	$16,807	$20,584	$15,914
Dec 21	$20,168	$26,006	$19,918
Dec 22	$19,302	$21,032	$18,416
Dec 23	$21,574	$26,611	$20,527
Dec 24	$23,639	$33,133	$23,477
Dec 25	$28,627	$38,889	$27,212

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	21.10%	11.24%	11.09%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 588,354,726
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 3,302,444
InvestmentCompanyPortfolioTurnover	57.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$588,354,726
Number of Portfolio Holdings	99
Portfolio Turnover Rate	57.78%
Advisory Fees - net of reimbursement & waiver, if any	$3,302,444

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	94.8%
Repurchase Agreements	4.6%
Master Limited Partnership	1.2%
Other liabilities in excess of assets	-0.6%
Banks	12.1%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	5.4%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.8%
Capital Markets	4.1%
Chemicals	3.2%
Professional Services	3.1%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Other IndustriesFootnote Reference#	49.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014753
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$89	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class IV	Russell 1000® Index	Russell 1000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,789	$11,200	$11,734
Dec 17	$13,909	$13,630	$13,337
Dec 18	$12,900	$12,980	$12,234
Dec 19	$16,421	$17,041	$15,481
Dec 20	$17,018	$20,584	$15,914
Dec 21	$20,468	$26,006	$19,918
Dec 22	$19,652	$21,032	$18,416
Dec 23	$22,017	$26,611	$20,527
Dec 24	$24,174	$33,133	$23,477
Dec 25	$29,353	$38,889	$27,212

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	21.42%	11.52%	11.37%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 588,354,726
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 3,302,444
InvestmentCompanyPortfolioTurnover	57.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$588,354,726
Number of Portfolio Holdings	99
Portfolio Turnover Rate	57.78%
Advisory Fees - net of reimbursement & waiver, if any	$3,302,444

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	94.8%
Repurchase Agreements	4.6%
Master Limited Partnership	1.2%
Other liabilities in excess of assets	-0.6%
Banks	12.1%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	5.4%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.8%
Capital Markets	4.1%
Chemicals	3.2%
Professional Services	3.1%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Other IndustriesFootnote Reference#	49.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000154836
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Managed Global Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BlackRock Managed Global Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	Class II	FTSE World Index	Blended Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,298	$10,865	$10,589
Dec 17	$12,196	$13,482	$12,257
Dec 18	$11,163	$12,300	$11,698
Dec 19	$12,831	$15,712	$13,890
Dec 20	$14,697	$18,278	$15,850
Dec 21	$15,348	$22,107	$17,471
Dec 22	$13,070	$18,229	$14,739
Dec 23	$14,614	$22,637	$17,050
Dec 24	$15,689	$26,704	$18,622
Dec 25	$18,017	$32,974	$21,942

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	14.84%	4.16%	6.06%
FTSE World Index	23.48%	12.52%	12.67%
Blended IndexFootnote Reference1	17.83%	6.72%	8.19%
Footnote	Description
Footnote[1]	The Blended Index comprises 36% S&P 500® Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 325,834,508
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 484,839
InvestmentCompanyPortfolioTurnover	12.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$325,834,508
Number of Portfolio Holdings	5
Portfolio Turnover Rate	12.71%
Advisory Fees - net of reimbursement & waiver, if any	$484,839

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Alternative Assets	94.0%
Other assets in excess of liabilities	6.0%
BlackRock Global Allocation VI Fund, Class I	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060396
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$33	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,833	$10,786	$11,131
Dec 17	$12,998	$13,371	$13,576
Dec 18	$11,605	$12,112	$12,467
Dec 19	$14,407	$15,334	$15,700
Dec 20	$16,242	$17,825	$17,777
Dec 21	$19,521	$21,130	$20,854
Dec 22	$16,547	$17,251	$17,532
Dec 23	$19,813	$21,080	$20,741
Dec 24	$22,873	$24,767	$23,334
Dec 25	$27,114	$30,300	$28,101

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	18.61%Footnote Reference*	10.79%	10.49%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Aggressive Target Risk Index	20.43%	9.59%	10.89%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 300,073,101
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 268,327
InvestmentCompanyPortfolioTurnover	50.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$300,073,101
Number of Portfolio Holdings	12
Portfolio Turnover Rate	50.75%
Advisory Fees - net of reimbursement & waiver, if any	$268,327

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	17.6%
NVIT U.S. 130/30 Equity Fund, Class Y	17.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	16.2%
Nationwide Large Cap Equity Portfolio, Class R6	16.2%
NVIT GS International Equity Insights Fund, Class Y	9.9%
NVIT Loomis Core Bond Fund, Class Y	8.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	1.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060397
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$43	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,836	$10,786	$11,131
Dec 17	$12,982	$13,371	$13,576
Dec 18	$11,587	$12,112	$12,467
Dec 19	$14,363	$15,334	$15,700
Dec 20	$16,167	$17,825	$17,777
Dec 21	$19,416	$21,130	$20,854
Dec 22	$16,462	$17,251	$17,532
Dec 23	$19,678	$21,080	$20,741
Dec 24	$22,702	$24,767	$23,334
Dec 25	$26,890	$30,300	$28,101

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	18.45%	10.71%	10.40%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Aggressive Target Risk Index	20.43%	9.59%	10.89%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 300,073,101
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 268,327
InvestmentCompanyPortfolioTurnover	50.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$300,073,101
Number of Portfolio Holdings	12
Portfolio Turnover Rate	50.75%
Advisory Fees - net of reimbursement & waiver, if any	$268,327

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	17.6%
NVIT U.S. 130/30 Equity Fund, Class Y	17.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	16.2%
Nationwide Large Cap Equity Portfolio, Class R6	16.2%
NVIT GS International Equity Insights Fund, Class Y	9.9%
NVIT Loomis Core Bond Fund, Class Y	8.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	1.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000244891
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$17	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,724	$10,769	$10,796
Dec 24	$12,403	$12,652	$12,146
Dec 25	$14,732	$15,479	$14,627

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	18.78%	18.31%
MSCI ACWI	22.34%	20.84%
Morningstar® Aggressive Target Risk Index	20.43%	17.91%

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 300,073,101
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 268,327
InvestmentCompanyPortfolioTurnover	50.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$300,073,101
Number of Portfolio Holdings	12
Portfolio Turnover Rate	50.75%
Advisory Fees - net of reimbursement & waiver, if any	$268,327

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	17.6%
NVIT U.S. 130/30 Equity Fund, Class Y	17.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	16.2%
Nationwide Large Cap Equity Portfolio, Class R6	16.2%
NVIT GS International Equity Insights Fund, Class Y	9.9%
NVIT Loomis Core Bond Fund, Class Y	8.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	1.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060405
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,628	$10,786	$10,855
Dec 17	$11,905	$13,371	$12,447
Dec 18	$11,185	$12,112	$11,855
Dec 19	$13,008	$15,334	$14,112
Dec 20	$14,271	$17,825	$15,917
Dec 21	$15,858	$21,130	$17,541
Dec 22	$13,701	$17,251	$14,950
Dec 23	$15,537	$21,080	$16,926
Dec 24	$16,989	$24,767	$18,326
Dec 25	$19,127	$30,300	$21,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	12.59%	6.03%	6.70%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,455,817,355
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,471,037
InvestmentCompanyPortfolioTurnover	32.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,455,817,355
Number of Portfolio Holdings	13
Portfolio Turnover Rate	32.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,037

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	50.2%
Fixed Income Fund	49.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT U.S. 130/30 Equity Fund, Class Y	10.4%
NVIT GS Large Cap Equity Fund, Class Y	9.3%
NVIT Loomis Short Term Bond Fund, Class Y	9.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.3%
Nationwide Large Cap Equity Portfolio, Class R6	8.2%
NVIT GS International Equity Insights Fund, Class Y	4.2%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.0%
Other Holdings	4.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060404
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,611	$10,786	$10,855
Dec 17	$11,889	$13,371	$12,447
Dec 18	$11,148	$12,112	$11,855
Dec 19	$12,952	$15,334	$14,112
Dec 20	$14,206	$17,825	$15,917
Dec 21	$15,768	$21,130	$17,541
Dec 22	$13,607	$17,251	$14,950
Dec 23	$15,420	$21,080	$16,926
Dec 24	$16,847	$24,767	$18,326
Dec 25	$18,949	$30,300	$21,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.47%	5.93%	6.60%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,455,817,355
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,471,037
InvestmentCompanyPortfolioTurnover	32.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,455,817,355
Number of Portfolio Holdings	13
Portfolio Turnover Rate	32.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,037

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	50.2%
Fixed Income Fund	49.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT U.S. 130/30 Equity Fund, Class Y	10.4%
NVIT GS Large Cap Equity Fund, Class Y	9.3%
NVIT Loomis Short Term Bond Fund, Class Y	9.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.3%
Nationwide Large Cap Equity Portfolio, Class R6	8.2%
NVIT GS International Equity Insights Fund, Class Y	4.2%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.0%
Other Holdings	4.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000244895
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,611	$10,769	$10,676
Dec 24	$11,616	$12,652	$11,559
Dec 25	$13,103	$15,479	$13,402

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	12.80%	12.44%
MSCI ACWI	22.34%	20.84%
Morningstar® Moderate Target Risk Index	15.95%	13.53%

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,455,817,355
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,471,037
InvestmentCompanyPortfolioTurnover	32.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,455,817,355
Number of Portfolio Holdings	13
Portfolio Turnover Rate	32.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,037

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	50.2%
Fixed Income Fund	49.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT U.S. 130/30 Equity Fund, Class Y	10.4%
NVIT GS Large Cap Equity Fund, Class Y	9.3%
NVIT Loomis Short Term Bond Fund, Class Y	9.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.3%
Nationwide Large Cap Equity Portfolio, Class R6	8.2%
NVIT GS International Equity Insights Fund, Class Y	4.2%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.0%
Other Holdings	4.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060400
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,732	$10,786	$10,855
Dec 17	$12,450	$13,371	$12,447
Dec 18	$11,449	$12,112	$11,855
Dec 19	$13,763	$15,334	$14,112
Dec 20	$15,370	$17,825	$15,917
Dec 21	$17,790	$21,130	$17,541
Dec 22	$15,130	$17,251	$14,950
Dec 23	$17,620	$21,080	$16,926
Dec 24	$19,836	$24,767	$18,326
Dec 25	$22,822	$30,300	$21,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	15.05%	8.23%	8.60%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,848,998,042
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,805,765
InvestmentCompanyPortfolioTurnover	47.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,848,998,042
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,805,765

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	70.3%
Fixed Income Fund	29.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	24.7%
NVIT GS Large Cap Equity Fund, Class Y	14.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
Nationwide Large Cap Equity Portfolio, Class R6	13.9%
NVIT U.S. 130/30 Equity Fund, Class Y	12.6%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.2%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.3%
Other Holdings	5.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060401
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,732	$10,786	$10,855
Dec 17	$12,428	$13,371	$12,447
Dec 18	$11,414	$12,112	$11,855
Dec 19	$13,725	$15,334	$14,112
Dec 20	$15,298	$17,825	$15,917
Dec 21	$17,709	$21,130	$17,541
Dec 22	$15,043	$17,251	$14,950
Dec 23	$17,493	$21,080	$16,926
Dec 24	$19,685	$24,767	$18,326
Dec 25	$22,627	$30,300	$21,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	15.03%Footnote Reference*	8.14%	8.51%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,848,998,042
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,805,765
InvestmentCompanyPortfolioTurnover	47.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,848,998,042
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,805,765

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	70.3%
Fixed Income Fund	29.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	24.7%
NVIT GS Large Cap Equity Fund, Class Y	14.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
Nationwide Large Cap Equity Portfolio, Class R6	13.9%
NVIT U.S. 130/30 Equity Fund, Class Y	12.6%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.2%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.3%
Other Holdings	5.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000244893
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,672	$10,769	$10,676
Dec 24	$12,026	$12,652	$11,559
Dec 25	$13,868	$15,479	$13,402

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	15.32%	15.25%
MSCI ACWI	22.34%	20.84%
Morningstar® Moderate Target Risk Index	15.95%	13.53%

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,848,998,042
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,805,765
InvestmentCompanyPortfolioTurnover	47.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,848,998,042
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,805,765

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	70.3%
Fixed Income Fund	29.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	24.7%
NVIT GS Large Cap Equity Fund, Class Y	14.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
Nationwide Large Cap Equity Portfolio, Class R6	13.9%
NVIT U.S. 130/30 Equity Fund, Class Y	12.6%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.2%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.3%
Other Holdings	5.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060408
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,481	$10,265	$10,466
Dec 17	$11,147	$10,628	$11,199
Dec 18	$10,868	$10,629	$11,064
Dec 19	$12,039	$11,556	$12,307
Dec 20	$12,965	$12,424	$13,503
Dec 21	$13,546	$12,233	$13,808
Dec 22	$11,925	$10,641	$11,992
Dec 23	$12,987	$11,230	$12,921
Dec 24	$13,660	$11,370	$13,381
Dec 25	$14,857	$12,200	$14,773

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	8.76%	2.76%	4.04%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Conservative Target Risk Index	10.40%	1.81%	3.98%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 435,680,700
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 453,200
InvestmentCompanyPortfolioTurnover	22.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$435,680,700
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.73%
Advisory Fees - net of reimbursement & waiver, if any	$453,200

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	77.1%
Equity Fund	22.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	54.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	5.6%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS Large Cap Equity Fund, Class Y	3.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	3.0%
Nationwide Large Cap Equity Portfolio, Class R6	3.0%
iShares Core S&P 500 ETF	2.6%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	3.7%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060409
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,461	$10,265	$10,466
Dec 17	$11,126	$10,628	$11,199
Dec 18	$10,837	$10,629	$11,064
Dec 19	$11,993	$11,556	$12,307
Dec 20	$12,903	$12,424	$13,503
Dec 21	$13,469	$12,233	$13,808
Dec 22	$11,843	$10,641	$11,992
Dec 23	$12,889	$11,230	$12,921
Dec 24	$13,546	$11,370	$13,381
Dec 25	$14,725	$12,200	$14,773

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	8.70%	2.68%	3.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Conservative Target Risk Index	10.40%	1.81%	3.98%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 435,680,700
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 453,200
InvestmentCompanyPortfolioTurnover	22.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$435,680,700
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.73%
Advisory Fees - net of reimbursement & waiver, if any	$453,200

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	77.1%
Equity Fund	22.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	54.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	5.6%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS Large Cap Equity Fund, Class Y	3.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	3.0%
Nationwide Large Cap Equity Portfolio, Class R6	3.0%
iShares Core S&P 500 ETF	2.6%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	3.7%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000244897
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,514	$10,491	$10,535
Dec 24	$11,077	$10,622	$10,911
Dec 25	$12,075	$11,398	$12,045

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	9.01%	8.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.83%
Morningstar® Conservative Target Risk Index	10.40%	8.40%

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 435,680,700
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 453,200
InvestmentCompanyPortfolioTurnover	22.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$435,680,700
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.73%
Advisory Fees - net of reimbursement & waiver, if any	$453,200

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	77.1%
Equity Fund	22.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	54.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	5.6%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS Large Cap Equity Fund, Class Y	3.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	3.0%
Nationwide Large Cap Equity Portfolio, Class R6	3.0%
iShares Core S&P 500 ETF	2.6%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	3.7%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000139947
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth & Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$26	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,574	$10,786	$10,855
Dec 17	$12,156	$13,371	$12,447
Dec 18	$11,329	$12,112	$11,855
Dec 19	$12,920	$15,334	$14,112
Dec 20	$13,608	$17,825	$15,917
Dec 21	$15,001	$21,130	$17,541
Dec 22	$12,959	$17,251	$14,950
Dec 23	$14,605	$21,080	$16,926
Dec 24	$15,905	$24,767	$18,326
Dec 25	$17,399	$30,300	$21,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.39%	5.04%	5.69%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 480,767,926
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 249,873
InvestmentCompanyPortfolioTurnover	44.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$480,767,926
Number of Portfolio Holdings	17
Portfolio Turnover Rate	44.49%
Advisory Fees - net of reimbursement & waiver, if any	$249,873

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	47.9%
Fixed Income Fund	46.3%
Other assets in excess of liabilities	5.8%
NVIT Loomis Core Bond Fund, Class Y	36.8%
NVIT U.S. 130/30 Equity Fund, Class Y	10.7%
NVIT GS Large Cap Equity Fund, Class Y	9.4%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
Nationwide Large Cap Equity Portfolio, Class R6	8.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.3%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.0%
Other Holdings	4.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000125905
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth & Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$47	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,556	$10,786	$10,855
Dec 17	$12,114	$13,371	$12,447
Dec 18	$11,265	$12,112	$11,855
Dec 19	$12,825	$15,334	$14,112
Dec 20	$13,472	$17,825	$15,917
Dec 21	$14,829	$21,130	$17,541
Dec 22	$12,779	$17,251	$14,950
Dec 23	$14,375	$21,080	$16,926
Dec 24	$15,627	$24,767	$18,326
Dec 25	$17,060	$30,300	$21,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.17%	4.84%	5.49%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 480,767,926
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 249,873
InvestmentCompanyPortfolioTurnover	44.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$480,767,926
Number of Portfolio Holdings	17
Portfolio Turnover Rate	44.49%
Advisory Fees - net of reimbursement & waiver, if any	$249,873

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	47.9%
Fixed Income Fund	46.3%
Other assets in excess of liabilities	5.8%
NVIT Loomis Core Bond Fund, Class Y	36.8%
NVIT U.S. 130/30 Equity Fund, Class Y	10.7%
NVIT GS Large Cap Equity Fund, Class Y	9.4%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
Nationwide Large Cap Equity Portfolio, Class R6	8.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.3%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.0%
Other Holdings	4.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000139946
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$23	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,640	$10,786	$10,855
Dec 17	$12,553	$13,371	$12,447
Dec 18	$11,701	$12,112	$11,855
Dec 19	$13,526	$15,334	$14,112
Dec 20	$14,545	$17,825	$15,917
Dec 21	$16,831	$21,130	$17,541
Dec 22	$14,292	$17,251	$14,950
Dec 23	$16,095	$21,080	$16,926
Dec 24	$17,917	$24,767	$18,326
Dec 25	$19,760	$30,300	$21,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	10.28%	6.32%	7.05%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,062,652,730
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 333,249
InvestmentCompanyPortfolioTurnover	40.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,062,652,730
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$333,249

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	57.6%
Fixed Income Fund	35.5%
Other assets in excess of liabilities	6.9%
NVIT Loomis Core Bond Fund, Class Y	29.8%
NVIT U.S. 130/30 Equity Fund, Class Y	12.7%
NVIT GS Large Cap Equity Fund, Class Y	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS International Equity Insights Fund, Class Y	4.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Other Holdings	4.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000125904
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,621	$10,786	$10,855
Dec 17	$12,511	$13,371	$12,447
Dec 18	$11,626	$12,112	$11,855
Dec 19	$13,418	$15,334	$14,112
Dec 20	$14,405	$17,825	$15,917
Dec 21	$16,626	$21,130	$17,541
Dec 22	$14,093	$17,251	$14,950
Dec 23	$15,844	$21,080	$16,926
Dec 24	$17,600	$24,767	$18,326
Dec 25	$19,363	$30,300	$21,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.09%Footnote Reference*	6.09%	6.83%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,062,652,730
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 333,249
InvestmentCompanyPortfolioTurnover	40.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,062,652,730
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$333,249

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	57.6%
Fixed Income Fund	35.5%
Other assets in excess of liabilities	6.9%
NVIT Loomis Core Bond Fund, Class Y	29.8%
NVIT U.S. 130/30 Equity Fund, Class Y	12.7%
NVIT GS Large Cap Equity Fund, Class Y	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS International Equity Insights Fund, Class Y	4.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Other Holdings	4.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060402
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,682	$10,786	$10,855
Dec 17	$12,183	$13,371	$12,447
Dec 18	$11,322	$12,112	$11,855
Dec 19	$13,397	$15,334	$14,112
Dec 20	$14,839	$17,825	$15,917
Dec 21	$16,863	$21,130	$17,541
Dec 22	$14,489	$17,251	$14,950
Dec 23	$16,655	$21,080	$16,926
Dec 24	$18,517	$24,767	$18,326
Dec 25	$21,035	$30,300	$21,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.60%	7.23%	7.72%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,803,209,738
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,776,465
InvestmentCompanyPortfolioTurnover	40.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,803,209,738
Number of Portfolio Holdings	13
Portfolio Turnover Rate	40.03%
Advisory Fees - net of reimbursement & waiver, if any	$1,776,465

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	61.2%
Fixed Income Fund	38.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	30.3%
NVIT U.S. 130/30 Equity Fund, Class Y	12.4%
NVIT GS Large Cap Equity Fund, Class Y	12.4%
Nationwide Large Cap Equity Portfolio, Class R6	10.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Loomis Short Term Bond Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.7%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Other Holdings	4.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060403
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,674	$10,786	$10,855
Dec 17	$12,165	$13,371	$12,447
Dec 18	$11,303	$12,112	$11,855
Dec 19	$13,354	$15,334	$14,112
Dec 20	$14,781	$17,825	$15,917
Dec 21	$16,771	$21,130	$17,541
Dec 22	$14,402	$17,251	$14,950
Dec 23	$16,550	$21,080	$16,926
Dec 24	$18,364	$24,767	$18,326
Dec 25	$20,846	$30,300	$21,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.52%	7.12%	7.62%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,803,209,738
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,776,465
InvestmentCompanyPortfolioTurnover	40.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,803,209,738
Number of Portfolio Holdings	13
Portfolio Turnover Rate	40.03%
Advisory Fees - net of reimbursement & waiver, if any	$1,776,465

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	61.2%
Fixed Income Fund	38.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	30.3%
NVIT U.S. 130/30 Equity Fund, Class Y	12.4%
NVIT GS Large Cap Equity Fund, Class Y	12.4%
Nationwide Large Cap Equity Portfolio, Class R6	10.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Loomis Short Term Bond Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.7%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Other Holdings	4.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000244894
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,640	$10,769	$10,676
Dec 24	$11,843	$12,652	$11,559
Dec 25	$13,475	$15,479	$13,402

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	13.77%	13.82%
MSCI ACWI	22.34%	20.84%
Morningstar® Moderate Target Risk Index	15.95%	13.53%

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,803,209,738
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,776,465
InvestmentCompanyPortfolioTurnover	40.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,803,209,738
Number of Portfolio Holdings	13
Portfolio Turnover Rate	40.03%
Advisory Fees - net of reimbursement & waiver, if any	$1,776,465

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	61.2%
Fixed Income Fund	38.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	30.3%
NVIT U.S. 130/30 Equity Fund, Class Y	12.4%
NVIT GS Large Cap Equity Fund, Class Y	12.4%
Nationwide Large Cap Equity Portfolio, Class R6	10.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Loomis Short Term Bond Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.7%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Other Holdings	4.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060398
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$32	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,769	$10,786	$11,019
Dec 17	$12,724	$13,371	$13,102
Dec 18	$11,529	$12,112	$12,219
Dec 19	$14,103	$15,334	$15,025
Dec 20	$15,846	$17,825	$17,051
Dec 21	$18,717	$21,130	$19,446
Dec 22	$15,907	$17,251	$16,436
Dec 23	$18,781	$21,080	$19,062
Dec 24	$21,361	$24,767	$21,094
Dec 25	$24,888	$30,300	$24,986

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	16.51%	9.45%	9.55%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderately Aggressive Target Risk Index	18.45%	7.94%	9.59%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 493,090,067
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 469,639
InvestmentCompanyPortfolioTurnover	47.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$493,090,067
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.96%
Advisory Fees - net of reimbursement & waiver, if any	$469,639

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.1%
Fixed Income Fund	21.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	18.0%
NVIT U.S. 130/30 Equity Fund, Class Y	15.2%
NVIT GS Large Cap Equity Fund, Class Y	14.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.8%
Nationwide Large Cap Equity Portfolio, Class R6	13.6%
NVIT GS International Equity Insights Fund, Class Y	8.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060399
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,759	$10,786	$11,019
Dec 17	$12,703	$13,371	$13,102
Dec 18	$11,496	$12,112	$12,219
Dec 19	$14,052	$15,334	$15,025
Dec 20	$15,774	$17,825	$17,051
Dec 21	$18,623	$21,130	$19,446
Dec 22	$15,806	$17,251	$16,436
Dec 23	$18,636	$21,080	$19,062
Dec 24	$21,190	$24,767	$21,094
Dec 25	$24,671	$30,300	$24,986

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.43%	9.36%	9.45%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderately Aggressive Target Risk Index	18.45%	7.94%	9.59%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 493,090,067
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 469,639
InvestmentCompanyPortfolioTurnover	47.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$493,090,067
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.96%
Advisory Fees - net of reimbursement & waiver, if any	$469,639

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.1%
Fixed Income Fund	21.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	18.0%
NVIT U.S. 130/30 Equity Fund, Class Y	15.2%
NVIT GS Large Cap Equity Fund, Class Y	14.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.8%
Nationwide Large Cap Equity Portfolio, Class R6	13.6%
NVIT GS International Equity Insights Fund, Class Y	8.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000244892
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$16	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,707	$10,769	$10,744
Dec 24	$12,199	$12,652	$11,889
Dec 25	$14,237	$15,479	$14,083

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	16.70%	16.57%
MSCI ACWI	22.34%	20.84%
Morningstar® Moderately Aggressive Target Risk Index	18.45%	15.99%

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 493,090,067
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 469,639
InvestmentCompanyPortfolioTurnover	47.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$493,090,067
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.96%
Advisory Fees - net of reimbursement & waiver, if any	$469,639

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.1%
Fixed Income Fund	21.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	18.0%
NVIT U.S. 130/30 Equity Fund, Class Y	15.2%
NVIT GS Large Cap Equity Fund, Class Y	14.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.8%
Nationwide Large Cap Equity Portfolio, Class R6	13.6%
NVIT GS International Equity Insights Fund, Class Y	8.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060406
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,600	$10,265	$10,665
Dec 17	$11,668	$10,628	$11,824
Dec 18	$11,122	$10,629	$11,485
Dec 19	$12,710	$11,556	$13,238
Dec 20	$13,873	$12,424	$14,804
Dec 21	$15,153	$12,233	$15,747
Dec 22	$13,176	$10,641	$13,566
Dec 23	$14,740	$11,230	$15,043
Dec 24	$15,889	$11,370	$16,006
Dec 25	$17,687	$12,200	$18,066

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.32%	4.98%	5.87%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk Index	12.87%	4.06%	6.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 463,242,964
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 469,225
InvestmentCompanyPortfolioTurnover	26.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$463,242,964
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.08%
Advisory Fees - net of reimbursement & waiver, if any	$469,225

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	58.1%
Equity Fund	41.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	41.0%
NVIT Loomis Short Term Bond Fund, Class Y	11.0%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS Large Cap Equity Fund, Class Y	7.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	6.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000060407
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$41	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,600	$10,265	$10,665
Dec 17	$11,648	$10,628	$11,824
Dec 18	$11,093	$10,629	$11,485
Dec 19	$12,679	$11,556	$13,238
Dec 20	$13,827	$12,424	$14,804
Dec 21	$15,076	$12,233	$15,747
Dec 22	$13,105	$10,641	$13,566
Dec 23	$14,638	$11,230	$15,043
Dec 24	$15,783	$11,370	$16,006
Dec 25	$17,534	$12,200	$18,066

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.10%	4.86%	5.78%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk Index	12.87%	4.06%	6.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 463,242,964
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 469,225
InvestmentCompanyPortfolioTurnover	26.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$463,242,964
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.08%
Advisory Fees - net of reimbursement & waiver, if any	$469,225

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	58.1%
Equity Fund	41.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	41.0%
NVIT Loomis Short Term Bond Fund, Class Y	11.0%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS Large Cap Equity Fund, Class Y	7.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	6.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000244896
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$13	0.12%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,575	$10,491	$10,600
Dec 24	$11,422	$10,622	$11,278
Dec 25	$12,731	$11,398	$12,730

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	11.38%Footnote Reference*	11.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.83%
Morningstar® Moderately Conservative Target Risk Index	12.87%	11.02%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 463,242,964
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 469,225
InvestmentCompanyPortfolioTurnover	26.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$463,242,964
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.08%
Advisory Fees - net of reimbursement & waiver, if any	$469,225

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	58.1%
Equity Fund	41.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	41.0%
NVIT Loomis Short Term Bond Fund, Class Y	11.0%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS Large Cap Equity Fund, Class Y	7.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	6.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000074474
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Core Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$66	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$10,363	$11,196
Dec 17	$13,194	$13,640
Dec 18	$13,026	$13,043
Dec 19	$17,925	$17,150
Dec 20	$21,313	$20,305
Dec 21	$27,758	$26,135
Dec 22	$21,623	$21,402
Dec 23	$26,786	$27,029
Dec 24	$32,893	$33,791
Dec 25	$38,545	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	17.18%	12.58%	14.44%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,486,615,226
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 10,034,164
InvestmentCompanyPortfolioTurnover	8.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,486,615,226
Number of Portfolio Holdings	514
Portfolio Turnover Rate	8.40%
Advisory Fees - net of reimbursement & waiver, if any	$10,034,164

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	91.7%
Short-Term Investment	2.9%
Repurchase Agreements	2.4%
Other assets in excess of liabilities	3.0%
Semiconductors & Semiconductor Equipment	13.4%
Software	9.7%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.7%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	42.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000074472
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Core Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$94	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$10,332	$11,196
Dec 17	$13,129	$13,640
Dec 18	$12,927	$13,043
Dec 19	$17,753	$17,150
Dec 20	$21,042	$20,305
Dec 21	$27,336	$26,135
Dec 22	$21,251	$21,402
Dec 23	$26,257	$27,029
Dec 24	$32,164	$33,791
Dec 25	$37,603	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.91%	12.31%	14.16%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,486,615,226
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 10,034,164
InvestmentCompanyPortfolioTurnover	8.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,486,615,226
Number of Portfolio Holdings	514
Portfolio Turnover Rate	8.40%
Advisory Fees - net of reimbursement & waiver, if any	$10,034,164

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	91.7%
Short-Term Investment	2.9%
Repurchase Agreements	2.4%
Other assets in excess of liabilities	3.0%
Semiconductors & Semiconductor Equipment	13.4%
Software	9.7%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.7%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	42.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000074469
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$83	0.76%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,044	$11,200	$11,734
Dec 17	$13,089	$13,630	$13,337
Dec 18	$11,865	$12,980	$12,234
Dec 19	$15,063	$17,041	$15,481
Dec 20	$15,288	$20,584	$15,914
Dec 21	$20,567	$26,006	$19,918
Dec 22	$20,335	$21,031	$18,416
Dec 23	$22,133	$26,611	$20,527
Dec 24	$25,522	$33,133	$23,477
Dec 25	$30,277	$38,888	$26,850

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	18.63%	14.64%	11.72%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,067,918,101
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,780,486
InvestmentCompanyPortfolioTurnover	83.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,067,918,101
Number of Portfolio Holdings	83
Portfolio Turnover Rate	83.60%
Advisory Fees - net of reimbursement & waiver, if any	$2,780,486

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	90.1%
Short-Term Investment	2.5%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	5.9%
Banks	11.9%
Oil, Gas & Consumable Fuels	7.9%
Insurance	7.0%
Pharmaceuticals	6.2%
Financial Services	4.8%
Health Care Providers & Services	4.6%
Communications Equipment	4.0%
Capital Markets	3.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000074470
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$102	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell 1000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,021	$11,200	$11,734
Dec 17	$13,035	$13,630	$13,337
Dec 18	$11,801	$12,980	$12,234
Dec 19	$14,950	$17,041	$15,481
Dec 20	$15,158	$20,584	$15,914
Dec 21	$20,361	$26,006	$19,918
Dec 22	$20,097	$21,031	$18,416
Dec 23	$21,836	$26,611	$20,527
Dec 24	$25,138	$33,133	$23,477
Dec 25	$29,772	$38,888	$26,850

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	18.43%	14.45%	11.53%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,067,918,101
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,780,486
InvestmentCompanyPortfolioTurnover	83.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,067,918,101
Number of Portfolio Holdings	83
Portfolio Turnover Rate	83.60%
Advisory Fees - net of reimbursement & waiver, if any	$2,780,486

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	90.1%
Short-Term Investment	2.5%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	5.9%
Banks	11.9%
Oil, Gas & Consumable Fuels	7.9%
Insurance	7.0%
Pharmaceuticals	6.2%
Financial Services	4.8%
Health Care Providers & Services	4.6%
Communications Equipment	4.0%
Capital Markets	3.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000220662
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class X
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$69	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class X	Russell 1000® Index	Russell 1000® Value Index
Sep 20	$10,000	$10,000	$10,000
Dec 20	$11,646	$11,117	$11,370
Dec 21	$15,688	$14,057	$14,231
Dec 22	$15,528	$11,368	$13,158
Dec 23	$16,925	$14,384	$14,666
Dec 24	$19,546	$17,910	$16,773
Dec 25	$23,223	$21,021	$19,183

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class X - (Inception 09/04/2020)	18.81%	14.80%	17.15%
Russell 1000® Index	17.37%	13.59%	14.97%
Russell 1000® Value Index	15.91%	11.33%	13.30%

Performance Inception Date	Sep. 04, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,067,918,101
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,780,486
InvestmentCompanyPortfolioTurnover	83.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,067,918,101
Number of Portfolio Holdings	83
Portfolio Turnover Rate	83.60%
Advisory Fees - net of reimbursement & waiver, if any	$2,780,486

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	90.1%
Short-Term Investment	2.5%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	5.9%
Banks	11.9%
Oil, Gas & Consumable Fuels	7.9%
Insurance	7.0%
Pharmaceuticals	6.2%
Financial Services	4.8%
Health Care Providers & Services	4.6%
Communications Equipment	4.0%
Capital Markets	3.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000220661
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class Z
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$96	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class Z	Russell 1000® Index	Russell 1000® Value Index
Sep 20	$10,000	$10,000	$10,000
Dec 20	$11,641	$11,117	$11,370
Dec 21	$15,640	$14,057	$14,231
Dec 22	$15,436	$11,368	$13,158
Dec 23	$16,792	$14,384	$14,666
Dec 24	$19,333	$17,910	$16,773
Dec 25	$22,918	$21,021	$19,183

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Z - (Inception 09/04/2020)	18.55%	14.51%	16.86%
Russell 1000® Index	17.37%	13.59%	14.97%
Russell 1000® Value Index	15.91%	11.33%	13.30%

Performance Inception Date	Sep. 04, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,067,918,101
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,780,486
InvestmentCompanyPortfolioTurnover	83.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,067,918,101
Number of Portfolio Holdings	83
Portfolio Turnover Rate	83.60%
Advisory Fees - net of reimbursement & waiver, if any	$2,780,486

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	90.1%
Short-Term Investment	2.5%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	5.9%
Banks	11.9%
Oil, Gas & Consumable Fuels	7.9%
Insurance	7.0%
Pharmaceuticals	6.2%
Financial Services	4.8%
Health Care Providers & Services	4.6%
Communications Equipment	4.0%
Capital Markets	3.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000139944
Shareholder Report [Line Items]
Fund Name	NVIT Bond Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$41	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,226	$10,265
Dec 17	$10,545	$10,628
Dec 18	$10,507	$10,629
Dec 19	$11,389	$11,556
Dec 20	$12,209	$12,424
Dec 21	$11,955	$12,233
Dec 22	$10,354	$10,641
Dec 23	$10,892	$11,230
Dec 24	$11,010	$11,370
Dec 25	$11,758	$12,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	6.80%	-0.75%	1.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,184,122,709
Holdings Count | Holding	4,834
Advisory Fees Paid, Amount	$ 3,929,175
InvestmentCompanyPortfolioTurnover	73.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,184,122,709
Number of Portfolio Holdings	4,834
Portfolio Turnover Rate	73.41%
Advisory Fees - net of reimbursement & waiver, if any	$3,929,175

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	45.1%
Mortgage-Backed Securities	24.0%
Corporate Bonds	23.8%
Repurchase Agreements	4.4%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.3%
U.S. Government Agency Securities	0.6%
Other liabilities in excess of assets	-2.1%
Banks	4.0%
Electric Utilities	1.8%
Oil, Gas & Consumable Fuels	1.6%
Capital Markets	1.5%
Health Care Providers & Services	1.0%
Consumer Finance	0.8%
Pharmaceuticals	0.8%
Insurance	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Diversified Telecommunication Services	0.6%
Other IndustriesFootnote Reference#	86.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000033502
Shareholder Report [Line Items]
Fund Name	NVIT Bond Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$25	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,240	$10,265
Dec 17	$10,581	$10,628
Dec 18	$10,549	$10,629
Dec 19	$11,459	$11,556
Dec 20	$12,299	$12,424
Dec 21	$12,062	$12,233
Dec 22	$10,466	$10,641
Dec 23	$11,029	$11,230
Dec 24	$11,155	$11,370
Dec 25	$11,942	$12,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	7.06%	-0.59%	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,184,122,709
Holdings Count | Holding	4,834
Advisory Fees Paid, Amount	$ 3,929,175
InvestmentCompanyPortfolioTurnover	73.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,184,122,709
Number of Portfolio Holdings	4,834
Portfolio Turnover Rate	73.41%
Advisory Fees - net of reimbursement & waiver, if any	$3,929,175

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	45.1%
Mortgage-Backed Securities	24.0%
Corporate Bonds	23.8%
Repurchase Agreements	4.4%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.3%
U.S. Government Agency Securities	0.6%
Other liabilities in excess of assets	-2.1%
Banks	4.0%
Electric Utilities	1.8%
Oil, Gas & Consumable Fuels	1.6%
Capital Markets	1.5%
Health Care Providers & Services	1.0%
Consumer Finance	0.8%
Pharmaceuticals	0.8%
Insurance	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Diversified Telecommunication Services	0.6%
Other IndustriesFootnote Reference#	86.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000192909
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$58	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,003	$10,006
Dec 18	$10,034	$10,007
Dec 19	$10,723	$10,880
Dec 20	$11,134	$11,697
Dec 21	$11,129	$11,517
Dec 22	$9,699	$10,018
Dec 23	$10,284	$10,572
Dec 24	$10,662	$10,704
Dec 25	$11,473	$11,486

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class I - (Inception 10/16/2017)	7.72%Footnote Reference*	0.60%	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.70%

Performance Inception Date	Oct. 16, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 104,281,629
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 376,595
InvestmentCompanyPortfolioTurnover	34.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,281,629
Number of Portfolio Holdings	569
Portfolio Turnover Rate	34.94%
Advisory Fees - net of reimbursement & waiver, if any	$376,595

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Collateralized Mortgage Obligations	20.9%
U.S. Treasury Obligations	20.3%
Mortgage-Backed Securities	15.8%
Corporate Bonds	12.2%
Asset-Backed Securities	12.1%
Commercial Mortgage-Backed Securities	7.7%
Short-Term Investment	6.2%
Investment Company	1.0%
Foreign Government Securities	0.5%
Other assets in excess of liabilities	3.3%
Banks	1.2%
Oil, Gas & Consumable Fuels	1.1%
Electric Utilities	0.9%
Ground Transportation	0.6%
Hotels, Restaurants & Leisure	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000192910
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$102	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,001	$10,006
Dec 18	$10,031	$10,007
Dec 19	$10,692	$10,880
Dec 20	$11,092	$11,697
Dec 21	$11,042	$11,517
Dec 22	$9,583	$10,018
Dec 23	$10,126	$10,572
Dec 24	$10,448	$10,704
Dec 25	$11,212	$11,486

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class II - (Inception 10/16/2017)	7.31%	0.22%	1.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.70%

Performance Inception Date	Oct. 16, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 104,281,629
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 376,595
InvestmentCompanyPortfolioTurnover	34.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,281,629
Number of Portfolio Holdings	569
Portfolio Turnover Rate	34.94%
Advisory Fees - net of reimbursement & waiver, if any	$376,595

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Collateralized Mortgage Obligations	20.9%
U.S. Treasury Obligations	20.3%
Mortgage-Backed Securities	15.8%
Corporate Bonds	12.2%
Asset-Backed Securities	12.1%
Commercial Mortgage-Backed Securities	7.7%
Short-Term Investment	6.2%
Investment Company	1.0%
Foreign Government Securities	0.5%
Other assets in excess of liabilities	3.3%
Banks	1.2%
Oil, Gas & Consumable Fuels	1.1%
Electric Utilities	0.9%
Ground Transportation	0.6%
Hotels, Restaurants & Leisure	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000192911
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$60	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,009	$10,006
Dec 18	$10,061	$10,007
Dec 19	$10,770	$10,880
Dec 20	$11,211	$11,697
Dec 21	$11,211	$11,517
Dec 22	$9,772	$10,018
Dec 23	$10,363	$10,572
Dec 24	$10,739	$10,704
Dec 25	$11,565	$11,486

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class Y - (Inception 10/16/2017)	7.69%	0.62%	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.70%

Performance Inception Date	Oct. 16, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 104,281,629
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 376,595
InvestmentCompanyPortfolioTurnover	34.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,281,629
Number of Portfolio Holdings	569
Portfolio Turnover Rate	34.94%
Advisory Fees - net of reimbursement & waiver, if any	$376,595

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Collateralized Mortgage Obligations	20.9%
U.S. Treasury Obligations	20.3%
Mortgage-Backed Securities	15.8%
Corporate Bonds	12.2%
Asset-Backed Securities	12.1%
Commercial Mortgage-Backed Securities	7.7%
Short-Term Investment	6.2%
Investment Company	1.0%
Foreign Government Securities	0.5%
Other assets in excess of liabilities	3.3%
Banks	1.2%
Oil, Gas & Consumable Fuels	1.1%
Electric Utilities	0.9%
Ground Transportation	0.6%
Hotels, Restaurants & Leisure	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000168057
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class D	$168	1.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.43%
Line Graph [Table Text Block]
	Class D	MSCI Emerging Markets® Index
Jul 16	$10,000	$10,000
Dec 16	$9,825	$9,926
Dec 17	$13,862	$13,626
Dec 18	$11,407	$11,640
Dec 19	$13,983	$13,784
Dec 20	$15,790	$16,308
Dec 21	$14,592	$15,893
Dec 22	$10,945	$12,700
Dec 23	$11,361	$13,949
Dec 24	$12,041	$14,995
Dec 25	$16,348	$20,029

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class D - (Inception 07/29/2016)	35.77%	0.70%	5.35%
MSCI Emerging Markets® Index	33.57%	4.20%	7.65%

Performance Inception Date	Jul. 29, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 526,590,315
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,545,604
InvestmentCompanyPortfolioTurnover	99.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$526,590,315
Number of Portfolio Holdings	58
Portfolio Turnover Rate	99.34%
Advisory Fees - net of reimbursement & waiver, if any	$1,545,604

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.7%
Other assets in excess of liabilities	0.3%
China	29.9%
Taiwan	14.9%
South Korea	11.9%
India	8.1%
Mexico	7.5%
South Africa	4.0%
Greece	3.6%
Brazil	3.1%
Hungary	2.9%
Saudi Arabia	2.5%
Other Countries	11.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014756
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$126	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.06%
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets® Index
Dec 15	$10,000	$10,000
Dec 16	$10,772	$11,119
Dec 17	$15,242	$15,264
Dec 18	$12,587	$13,039
Dec 19	$15,476	$15,440
Dec 20	$17,534	$18,267
Dec 21	$16,258	$17,804
Dec 22	$12,235	$14,227
Dec 23	$12,744	$15,625
Dec 24	$13,545	$16,797
Dec 25	$18,441	$22,436

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	36.15%	1.01%	6.31%
MSCI Emerging Markets® Index	33.57%	4.20%	8.42%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 526,590,315
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,545,604
InvestmentCompanyPortfolioTurnover	99.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$526,590,315
Number of Portfolio Holdings	58
Portfolio Turnover Rate	99.34%
Advisory Fees - net of reimbursement & waiver, if any	$1,545,604

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.7%
Other assets in excess of liabilities	0.3%
China	29.9%
Taiwan	14.9%
South Korea	11.9%
India	8.1%
Mexico	7.5%
South Africa	4.0%
Greece	3.6%
Brazil	3.1%
Hungary	2.9%
Saudi Arabia	2.5%
Other Countries	11.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014757
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$159	1.35%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.35%
Line Graph [Table Text Block]
	Class II	MSCI Emerging Markets® Index
Dec 15	$10,000	$10,000
Dec 16	$10,748	$11,119
Dec 17	$15,178	$15,264
Dec 18	$12,498	$13,039
Dec 19	$15,331	$15,440
Dec 20	$17,324	$18,267
Dec 21	$16,023	$17,804
Dec 22	$12,030	$14,227
Dec 23	$12,495	$15,625
Dec 24	$13,244	$16,797
Dec 25	$17,983	$22,436

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	35.78%	0.75%	6.04%
MSCI Emerging Markets® Index	33.57%	4.20%	8.42%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 526,590,315
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,545,604
InvestmentCompanyPortfolioTurnover	99.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$526,590,315
Number of Portfolio Holdings	58
Portfolio Turnover Rate	99.34%
Advisory Fees - net of reimbursement & waiver, if any	$1,545,604

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.7%
Other assets in excess of liabilities	0.3%
China	29.9%
Taiwan	14.9%
South Korea	11.9%
India	8.1%
Mexico	7.5%
South Africa	4.0%
Greece	3.6%
Brazil	3.1%
Hungary	2.9%
Saudi Arabia	2.5%
Other Countries	11.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000075321
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$104	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class Y	MSCI Emerging Markets® Index
Dec 15	$10,000	$10,000
Dec 16	$10,794	$11,119
Dec 17	$15,295	$15,264
Dec 18	$12,642	$13,039
Dec 19	$15,580	$15,440
Dec 20	$17,664	$18,267
Dec 21	$16,401	$17,804
Dec 22	$12,367	$14,227
Dec 23	$12,902	$15,625
Dec 24	$13,726	$16,797
Dec 25	$18,718	$22,436

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	36.61%Footnote Reference*	1.17%	6.47%
MSCI Emerging Markets® Index	33.57%	4.20%	8.42%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 526,590,315
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,545,604
InvestmentCompanyPortfolioTurnover	99.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$526,590,315
Number of Portfolio Holdings	58
Portfolio Turnover Rate	99.34%
Advisory Fees - net of reimbursement & waiver, if any	$1,545,604

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.7%
Other assets in excess of liabilities	0.3%
China	29.9%
Taiwan	14.9%
South Korea	11.9%
India	8.1%
Mexico	7.5%
South Africa	4.0%
Greece	3.6%
Brazil	3.1%
Hungary	2.9%
Saudi Arabia	2.5%
Other Countries	11.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000258083
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Worldwide Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$61	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	MSCI World Index - Net Return
Apr 25	$10,000	$10,000	$10,000
Dec 25	$12,866	$12,234	$12,109

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since inceptionFootnote Reference^
Class I - (Inception 04/25/2025)	28.66%
MSCI ACWI	24.92%
MSCI World Index - Net Return	24.27%
Footnote	Description
Footnote^	Not annualized.

Performance Inception Date	Apr. 25, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 232,823,913
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 68,458
InvestmentCompanyPortfolioTurnover	90.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$232,823,913
Number of Portfolio Holdings	161
Portfolio Turnover Rate	90.45%
Advisory Fees - net of reimbursement & waiver, if any	$68,458

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.6%
Repurchase Agreements	3.1%
Other liabilities in excess of assets	-2.7%
United States	64.1%
United Kingdom	4.9%
Japan	4.0%
Taiwan	3.6%
Switzerland	2.0%
Sweden	2.0%
Spain	1.9%
Canada	1.8%
China	1.7%
Italy	1.6%
Other CountriesFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000258081
Shareholder Report [Line Items]
Fund Name	NVIT Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Worldwide Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$82	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	MSCI World Index - Net Return
Apr 25	$10,000	$10,000	$10,000
Dec 25	$12,849	$12,234	$12,109

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 04/25/2025)	28.49%
MSCI ACWI	24.92%
MSCI World Index - Net Return	24.27%
Footnote	Description
Footnote^	Not annualized.

Performance Inception Date	Apr. 25, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 232,823,913
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 68,458
InvestmentCompanyPortfolioTurnover	90.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$232,823,913
Number of Portfolio Holdings	161
Portfolio Turnover Rate	90.45%
Advisory Fees - net of reimbursement & waiver, if any	$68,458

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.6%
Repurchase Agreements	3.1%
Other liabilities in excess of assets	-2.7%
United States	64.1%
United Kingdom	4.9%
Japan	4.0%
Taiwan	3.6%
Switzerland	2.0%
Sweden	2.0%
Spain	1.9%
Canada	1.8%
China	1.7%
Italy	1.6%
Other CountriesFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014696
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$72	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,074	$10,265	$10,131
Dec 17	$10,284	$10,628	$10,371
Dec 18	$10,279	$10,629	$10,468
Dec 19	$10,924	$11,556	$11,162
Dec 20	$11,588	$12,424	$11,871
Dec 21	$11,347	$12,233	$11,661
Dec 22	$9,923	$10,641	$10,248
Dec 23	$10,389	$11,230	$10,704
Dec 24	$10,496	$11,370	$10,793
Dec 25	$11,231	$12,200	$11,558

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	7.00%	-0.62%	1.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	-0.53%	1.46%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 270,342,748
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 1,308,653
InvestmentCompanyPortfolioTurnover	39.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$270,342,748
Number of Portfolio Holdings	119
Portfolio Turnover Rate	39.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,308,653

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	58.9%
U.S. Government Agency Security	12.7%
U.S. Treasury Obligation	12.3%
Collateralized Mortgage Obligation	6.3%
Asset-Backed Security	4.4%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.8%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
FNMA, 2.50%, 9/25/2042	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
FNMA UMBS, 6.00%, 8/1/2054	2.0%
Other Holdings	70.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014697
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$98	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,048	$10,265	$10,131
Dec 17	$10,232	$10,628	$10,371
Dec 18	$10,206	$10,629	$10,468
Dec 19	$10,819	$11,556	$11,162
Dec 20	$11,446	$12,424	$11,871
Dec 21	$11,176	$12,233	$11,661
Dec 22	$9,752	$10,641	$10,248
Dec 23	$10,185	$11,230	$10,704
Dec 24	$10,267	$11,370	$10,793
Dec 25	$10,965	$12,200	$11,558

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class II	6.80%	-0.85%	0.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	-0.53%	1.46%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 270,342,748
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 1,308,653
InvestmentCompanyPortfolioTurnover	39.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$270,342,748
Number of Portfolio Holdings	119
Portfolio Turnover Rate	39.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,308,653

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	58.9%
U.S. Government Agency Security	12.7%
U.S. Treasury Obligation	12.3%
Collateralized Mortgage Obligation	6.3%
Asset-Backed Security	4.4%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.8%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
FNMA, 2.50%, 9/25/2042	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
FNMA UMBS, 6.00%, 8/1/2054	2.0%
Other Holdings	70.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014699
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$72	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Class IV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,074	$10,265	$10,131
Dec 17	$10,284	$10,628	$10,371
Dec 18	$10,288	$10,629	$10,468
Dec 19	$10,924	$11,556	$11,162
Dec 20	$11,589	$12,424	$11,871
Dec 21	$11,348	$12,233	$11,661
Dec 22	$9,923	$10,641	$10,248
Dec 23	$10,390	$11,230	$10,704
Dec 24	$10,497	$11,370	$10,793
Dec 25	$11,245	$12,200	$11,558

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class IV	7.13%	-0.60%	1.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	-0.53%	1.46%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 270,342,748
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 1,308,653
InvestmentCompanyPortfolioTurnover	39.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$270,342,748
Number of Portfolio Holdings	119
Portfolio Turnover Rate	39.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,308,653

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	58.9%
U.S. Government Agency Security	12.7%
U.S. Treasury Obligation	12.3%
Collateralized Mortgage Obligation	6.3%
Asset-Backed Security	4.4%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.8%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
FNMA, 2.50%, 9/25/2042	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
FNMA UMBS, 6.00%, 8/1/2054	2.0%
Other Holdings	70.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000139942
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$57	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,091	$10,265	$10,131
Dec 17	$10,307	$10,628	$10,371
Dec 18	$10,327	$10,629	$10,468
Dec 19	$10,992	$11,556	$11,162
Dec 20	$11,668	$12,424	$11,871
Dec 21	$11,443	$12,233	$11,661
Dec 22	$10,022	$10,641	$10,248
Dec 23	$10,509	$11,230	$10,704
Dec 24	$10,634	$11,370	$10,793
Dec 25	$11,398	$12,200	$11,558

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	7.30%Footnote Reference*	-0.47%	1.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	-0.53%	1.46%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 270,342,748
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 1,308,653
InvestmentCompanyPortfolioTurnover	39.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$270,342,748
Number of Portfolio Holdings	119
Portfolio Turnover Rate	39.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,308,653

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	58.9%
U.S. Government Agency Security	12.7%
U.S. Treasury Obligation	12.3%
Collateralized Mortgage Obligation	6.3%
Asset-Backed Security	4.4%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.8%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
FNMA, 2.50%, 9/25/2042	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
FNMA UMBS, 6.00%, 8/1/2054	2.0%
Other Holdings	70.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014718
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	Class I	iMoneyNet Money Fund Average™ Government All
Dec 15	$10,000	$10,000
Dec 16	$10,001	$10,008
Dec 17	$10,043	$10,055
Dec 18	$10,183	$10,197
Dec 19	$10,364	$10,379
Dec 20	$10,389	$10,408
Dec 21	$10,389	$10,410
Dec 22	$10,524	$10,549
Dec 23	$11,023	$11,051
Dec 24	$11,562	$11,595
Dec 25	$12,014	$12,054

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	3.91%	2.95%	1.85%
iMoneyNet Money Fund Average™ Government All	3.96%	2.98%	1.89%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,474,862,885
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 8,481,612
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,474,862,885
Number of Portfolio Holdings	120
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$8,481,612

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	44.2%
U.S. Treasury Obligations	41.3%
U.S. Government Agency Securities	15.5%
Other liabilities in excess of assets	-1.0%
U.S. Treasury Bills, 4.07%, 1/22/2026	2.4%
U.S. Treasury Notes, 3.75%, 4/30/2026	2.0%
U.S. Treasury Notes, 3.70%, 1/31/2027	1.9%
U.S. Treasury Bills, 3.76%, 2/17/2026	1.8%
U.S. Treasury Bills, 3.96%, 1/2/2026	1.7%
U.S. Treasury Bills, 3.70%, 6/4/2026	1.5%
U.S. Treasury Bills, 4.13%, 2/19/2026	1.5%
U.S. Treasury Notes, 3.78%, 7/31/2026	1.3%
U.S. Treasury Notes, 3.81%, 10/31/2026	1.2%
U.S. Treasury Bills, 3.87%, 1/20/2026	1.2%
Other HoldingsFootnote Reference#	83.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000079439
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$70	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Class II	iMoneyNet Money Fund Average™ Government All
Dec 15	$10,000	$10,000
Dec 16	$10,000	$10,008
Dec 17	$10,022	$10,055
Dec 18	$10,136	$10,197
Dec 19	$10,291	$10,379
Dec 20	$10,309	$10,408
Dec 21	$10,309	$10,410
Dec 22	$10,426	$10,549
Dec 23	$10,894	$11,051
Dec 24	$11,397	$11,595
Dec 25	$11,813	$12,054

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class II	3.65%	2.76%	1.68%
iMoneyNet Money Fund Average™ Government All	3.96%	2.98%	1.89%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,474,862,885
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 8,481,612
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,474,862,885
Number of Portfolio Holdings	120
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$8,481,612

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	44.2%
U.S. Treasury Obligations	41.3%
U.S. Government Agency Securities	15.5%
Other liabilities in excess of assets	-1.0%
U.S. Treasury Bills, 4.07%, 1/22/2026	2.4%
U.S. Treasury Notes, 3.75%, 4/30/2026	2.0%
U.S. Treasury Notes, 3.70%, 1/31/2027	1.9%
U.S. Treasury Bills, 3.76%, 2/17/2026	1.8%
U.S. Treasury Bills, 3.96%, 1/2/2026	1.7%
U.S. Treasury Bills, 3.70%, 6/4/2026	1.5%
U.S. Treasury Bills, 4.13%, 2/19/2026	1.5%
U.S. Treasury Notes, 3.78%, 7/31/2026	1.3%
U.S. Treasury Notes, 3.81%, 10/31/2026	1.2%
U.S. Treasury Bills, 3.87%, 1/20/2026	1.2%
Other HoldingsFootnote Reference#	83.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014719
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$45	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	Class IV	iMoneyNet Money Fund Average™ Government All
Dec 15	$10,000	$10,000
Dec 16	$10,001	$10,008
Dec 17	$10,043	$10,055
Dec 18	$10,183	$10,197
Dec 19	$10,364	$10,379
Dec 20	$10,389	$10,408
Dec 21	$10,389	$10,410
Dec 22	$10,524	$10,549
Dec 23	$11,023	$11,051
Dec 24	$11,562	$11,595
Dec 25	$12,014	$12,054

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class IV	3.91%	2.95%	1.85%
iMoneyNet Money Fund Average™ Government All	3.96%	2.98%	1.89%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,474,862,885
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 8,481,612
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,474,862,885
Number of Portfolio Holdings	120
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$8,481,612

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	44.2%
U.S. Treasury Obligations	41.3%
U.S. Government Agency Securities	15.5%
Other liabilities in excess of assets	-1.0%
U.S. Treasury Bills, 4.07%, 1/22/2026	2.4%
U.S. Treasury Notes, 3.75%, 4/30/2026	2.0%
U.S. Treasury Notes, 3.70%, 1/31/2027	1.9%
U.S. Treasury Bills, 3.76%, 2/17/2026	1.8%
U.S. Treasury Bills, 3.96%, 1/2/2026	1.7%
U.S. Treasury Bills, 3.70%, 6/4/2026	1.5%
U.S. Treasury Bills, 4.13%, 2/19/2026	1.5%
U.S. Treasury Notes, 3.78%, 7/31/2026	1.3%
U.S. Treasury Notes, 3.81%, 10/31/2026	1.2%
U.S. Treasury Bills, 3.87%, 1/20/2026	1.2%
Other HoldingsFootnote Reference#	83.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014720
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class V
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class V	$40	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Class V	iMoneyNet Money Fund Average™ Government All
Dec 15	$10,000	$10,000
Dec 16	$10,003	$10,008
Dec 17	$10,050	$10,055
Dec 18	$10,195	$10,197
Dec 19	$10,382	$10,379
Dec 20	$10,409	$10,408
Dec 21	$10,409	$10,410
Dec 22	$10,547	$10,549
Dec 23	$11,053	$11,051
Dec 24	$11,599	$11,595
Dec 25	$12,059	$12,054

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class V	3.96%	2.99%	1.89%
iMoneyNet Money Fund Average™ Government All	3.96%	2.98%	1.89%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,474,862,885
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 8,481,612
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,474,862,885
Number of Portfolio Holdings	120
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$8,481,612

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	44.2%
U.S. Treasury Obligations	41.3%
U.S. Government Agency Securities	15.5%
Other liabilities in excess of assets	-1.0%
U.S. Treasury Bills, 4.07%, 1/22/2026	2.4%
U.S. Treasury Notes, 3.75%, 4/30/2026	2.0%
U.S. Treasury Notes, 3.70%, 1/31/2027	1.9%
U.S. Treasury Bills, 3.76%, 2/17/2026	1.8%
U.S. Treasury Bills, 3.96%, 1/2/2026	1.7%
U.S. Treasury Bills, 3.70%, 6/4/2026	1.5%
U.S. Treasury Bills, 4.13%, 2/19/2026	1.5%
U.S. Treasury Notes, 3.78%, 7/31/2026	1.3%
U.S. Treasury Notes, 3.81%, 10/31/2026	1.2%
U.S. Treasury Bills, 3.87%, 1/20/2026	1.2%
Other HoldingsFootnote Reference#	83.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000204950
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Class Y	iMoneyNet Money Fund Average™ Government All
Sep 18	$10,000	$10,000
Dec 18	$10,049	$10,047
Dec 19	$10,243	$10,227
Dec 20	$10,273	$10,255
Dec 21	$10,273	$10,257
Dec 22	$10,417	$10,394
Dec 23	$10,928	$10,889
Dec 24	$11,479	$11,424
Dec 25	$11,946	$11,877

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class Y - (Inception 09/28/2018)	4.07%	3.06%	2.48%
iMoneyNet Money Fund Average™ Government All	3.96%	2.98%	2.39%

Performance Inception Date	Sep. 28, 2018
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,474,862,885
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 8,481,612
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,474,862,885
Number of Portfolio Holdings	120
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$8,481,612

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	44.2%
U.S. Treasury Obligations	41.3%
U.S. Government Agency Securities	15.5%
Other liabilities in excess of assets	-1.0%
U.S. Treasury Bills, 4.07%, 1/22/2026	2.4%
U.S. Treasury Notes, 3.75%, 4/30/2026	2.0%
U.S. Treasury Notes, 3.70%, 1/31/2027	1.9%
U.S. Treasury Bills, 3.76%, 2/17/2026	1.8%
U.S. Treasury Bills, 3.96%, 1/2/2026	1.7%
U.S. Treasury Bills, 3.70%, 6/4/2026	1.5%
U.S. Treasury Bills, 4.13%, 2/19/2026	1.5%
U.S. Treasury Notes, 3.78%, 7/31/2026	1.3%
U.S. Treasury Notes, 3.81%, 10/31/2026	1.2%
U.S. Treasury Bills, 3.87%, 1/20/2026	1.2%
Other HoldingsFootnote Reference#	83.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059800
Shareholder Report [Line Items]
Fund Name	NVIT GQG US Quality Equity Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$79	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	S&P 500® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,011	$11,200	$11,196
Dec 17	$13,061	$13,630	$13,640
Dec 18	$12,305	$12,980	$13,043
Dec 19	$15,505	$17,041	$17,150
Dec 20	$17,577	$20,584	$20,305
Dec 21	$22,289	$26,006	$26,135
Dec 22	$17,181	$21,032	$21,402
Dec 23	$20,719	$26,611	$27,029
Dec 24	$22,508	$33,133	$30,569
Dec 25	$22,989	$38,889	$36,035

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	2.14%	5.52%	8.68%
Russell 1000® Index	17.37%	13.59%	14.59%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 91,848,713
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 573,052
InvestmentCompanyPortfolioTurnover	140.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$91,848,713
Number of Portfolio Holdings	32
Portfolio Turnover Rate	140.61%
Advisory Fees - net of reimbursement & waiver, if any	$573,052

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreement	5.5%
Other liabilities in excess of assets	-4.9%
Insurance	17.9%
Electric Utilities	15.3%
Tobacco	12.3%
Diversified Telecommunication Services	9.1%
Pharmaceuticals	7.9%
Oil, Gas & Consumable Fuels	7.6%
Health Care Providers & Services	4.8%
Beverages	4.3%
Financial Services	2.9%
Water Utilities	2.7%
Other IndustriesFootnote Reference#	15.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059801
Shareholder Report [Line Items]
Fund Name	NVIT GQG US Quality Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$88	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	S&P 500® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,011	$11,200	$11,196
Dec 17	$13,033	$13,630	$13,640
Dec 18	$12,267	$12,980	$13,043
Dec 19	$15,462	$17,041	$17,150
Dec 20	$17,525	$20,584	$20,305
Dec 21	$22,213	$26,006	$26,135
Dec 22	$17,115	$21,032	$21,402
Dec 23	$20,655	$26,611	$27,029
Dec 24	$22,405	$33,133	$30,569
Dec 25	$22,862	$38,889	$36,035

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	2.04%	5.46%	8.62%
Russell 1000® Index	17.37%	13.59%	14.59%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 91,848,713
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 573,052
InvestmentCompanyPortfolioTurnover	140.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$91,848,713
Number of Portfolio Holdings	32
Portfolio Turnover Rate	140.61%
Advisory Fees - net of reimbursement & waiver, if any	$573,052

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreement	5.5%
Other liabilities in excess of assets	-4.9%
Insurance	17.9%
Electric Utilities	15.3%
Tobacco	12.3%
Diversified Telecommunication Services	9.1%
Pharmaceuticals	7.9%
Oil, Gas & Consumable Fuels	7.6%
Health Care Providers & Services	4.8%
Beverages	4.3%
Financial Services	2.9%
Water Utilities	2.7%
Other IndustriesFootnote Reference#	15.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000214896
Shareholder Report [Line Items]
Fund Name	NVIT GS Emerging Markets Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT GS Emerging Markets Equity Insights Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$117	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	Class Y	MSCI Emerging Markets® Index
Jul 20	$10,000	$10,000
Dec 20	$12,540	$12,193
Dec 21	$12,582	$11,883
Dec 22	$10,209	$9,496
Dec 23	$11,580	$10,429
Dec 24	$12,713	$11,212
Dec 25	$16,944	$14,975

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 07/16/2020)	33.28%	6.20%	10.14%
MSCI Emerging Markets® Index	33.57%	4.20%	7.67%

Performance Inception Date	Jul. 16, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 401,787,023
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 4,972,199
InvestmentCompanyPortfolioTurnover	150.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$401,787,023
Number of Portfolio Holdings	305
Portfolio Turnover Rate	150.11%
Advisory Fees - net of reimbursement & waiver, if any	$4,972,199

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.3%
Repurchase Agreements	0.8%
Other liabilities in excess of assets	-0.1%
China	26.6%
Taiwan	20.3%
India	15.3%
South Korea	14.2%
Brazil	4.2%
Saudi Arabia	3.4%
South Africa	3.1%
Mexico	1.9%
Thailand	1.6%
United Arab Emirates	1.4%
Other CountriesFootnote Reference#	8.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000214897
Shareholder Report [Line Items]
Fund Name	NVIT GS International Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT GS International Equity Insights Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$99	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	Class Y	MSCI EAFE® Index
Nov 19	$10,000	$10,000
Dec 19	$10,300	$10,346
Dec 20	$10,815	$11,155
Dec 21	$12,074	$12,411
Dec 22	$10,349	$10,618
Dec 23	$12,369	$12,554
Dec 24	$13,246	$13,034
Dec 25	$18,736	$17,103

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 11/14/2019)	41.44%	11.62%	10.79%
MSCI EAFE® Index	31.22%	8.92%	9.14%

Performance Inception Date	Nov. 14, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 732,418,617
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 5,746,900
InvestmentCompanyPortfolioTurnover	148.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$732,418,617
Number of Portfolio Holdings	357
Portfolio Turnover Rate	148.53%
Advisory Fees - net of reimbursement & waiver, if any	$5,746,900

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreements	4.3%
Other liabilities in excess of assets	-3.8%
Japan	23.0%
Germany	11.0%
United States	10.4%
France	10.1%
United Kingdom	9.4%
Australia	6.0%
Netherlands	4.6%
Switzerland	4.1%
Spain	3.0%
Denmark	2.5%
Other CountriesFootnote Reference#	15.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000214898
Shareholder Report [Line Items]
Fund Name	NVIT GS Large Cap Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT GS Large Cap Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$61	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index
Oct 19	$10,000	$10,000
Dec 19	$10,619	$10,775
Dec 20	$12,447	$13,015
Dec 21	$16,178	$16,443
Dec 22	$13,010	$13,298
Dec 23	$16,042	$16,826
Dec 24	$20,112	$20,950
Dec 25	$22,952	$24,589

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/24/2019)	14.12%	13.02%	14.37%
Russell 1000® Index	17.37%	13.59%	15.74%

Performance Inception Date	Oct. 24, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 964,338,113
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 9,859,577
InvestmentCompanyPortfolioTurnover	148.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$964,338,113
Number of Portfolio Holdings	144
Portfolio Turnover Rate	148.19%
Advisory Fees - net of reimbursement & waiver, if any	$9,859,577

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.9%
Other assets in excess of liabilities	0.1%
Software	12.9%
Semiconductors & Semiconductor Equipment	11.8%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	6.5%
Financial Services	4.2%
Hotels, Restaurants & Leisure	4.0%
Pharmaceuticals	3.9%
Broadline Retail	3.4%
Aerospace & Defense	3.1%
Capital Markets	3.1%
Other Industries	39.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000214899
Shareholder Report [Line Items]
Fund Name	NVIT GS Small Cap Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT GS Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$84	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell 2000® Index
Oct 19	$10,000	$10,000	$10,000
Dec 19	$11,134	$11,123	$11,318
Dec 20	$12,004	$13,427	$13,577
Dec 21	$14,767	$16,858	$15,589
Dec 22	$11,861	$13,620	$12,403
Dec 23	$14,213	$17,155	$14,503
Dec 24	$16,939	$21,240	$16,176
Dec 25	$19,566	$24,882	$12,870

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/10/2019)	15.51%	10.27%	11.39%
Russell 3000® Index	17.15%	13.15%	15.80%
Russell 2000® Index	12.81%	6.09%	10.14%

Performance Inception Date	Oct. 10, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 199,339,160
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 1,353,888
InvestmentCompanyPortfolioTurnover	155.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$199,339,160
Number of Portfolio Holdings	512
Portfolio Turnover Rate	155.51%
Advisory Fees - net of reimbursement & waiver, if any	$1,353,888

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	15.8%
Other liabilities in excess of assets	-15.2%
Biotechnology	7.8%
Banks	7.1%
Software	4.6%
Health Care Equipment & Supplies	4.0%
Electronic Equipment, Instruments & Components	3.5%
Health Care Providers & Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Specialty Retail	2.6%
Metals & Mining	2.5%
Consumer Finance	2.2%
Other IndustriesFootnote Reference#	59.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014702
Shareholder Report [Line Items]
Fund Name	NVIT International Equity Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$112	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
	Class I	MSCI ACWI® ex USA
Dec 15	$10,000	$10,000
Dec 16	$10,087	$10,450
Dec 17	$12,856	$13,291
Dec 18	$10,988	$11,404
Dec 19	$13,089	$13,857
Dec 20	$14,129	$15,333
Dec 21	$15,918	$16,532
Dec 22	$13,670	$13,887
Dec 23	$16,636	$16,056
Dec 24	$18,517	$16,944
Dec 25	$25,792	$22,432

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	39.29%	12.79%	9.94%
MSCI ACWI® ex USA	32.39%	7.91%	8.41%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 439,554,447
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 1,290,619
InvestmentCompanyPortfolioTurnover	70.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$439,554,447
Number of Portfolio Holdings	238
Portfolio Turnover Rate	70.12%
Advisory Fees - net of reimbursement & waiver, if any	$1,290,619

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.7%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.2%
Japan	13.0%
United Kingdom	9.4%
China	8.5%
Canada	8.2%
France	6.5%
United States	6.4%
Taiwan	6.4%
Germany	4.8%
India	4.8%
South Korea	4.3%
Other CountriesFootnote Reference#	27.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000033125
Shareholder Report [Line Items]
Fund Name	NVIT International Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$141	1.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.18%
Line Graph [Table Text Block]
	Class II	MSCI ACWI® ex USA
Dec 15	$10,000	$10,000
Dec 16	$10,063	$10,450
Dec 17	$12,788	$13,291
Dec 18	$10,895	$11,404
Dec 19	$12,956	$13,857
Dec 20	$13,951	$15,333
Dec 21	$15,681	$16,532
Dec 22	$13,427	$13,887
Dec 23	$16,308	$16,056
Dec 24	$18,104	$16,944
Dec 25	$25,158	$22,432

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	38.97%	12.52%	9.67%
MSCI ACWI® ex USA	32.39%	7.91%	8.41%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 439,554,447
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 1,290,619
InvestmentCompanyPortfolioTurnover	70.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$439,554,447
Number of Portfolio Holdings	238
Portfolio Turnover Rate	70.12%
Advisory Fees - net of reimbursement & waiver, if any	$1,290,619

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.7%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.2%
Japan	13.0%
United Kingdom	9.4%
China	8.5%
Canada	8.2%
France	6.5%
United States	6.4%
Taiwan	6.4%
Germany	4.8%
India	4.8%
South Korea	4.3%
Other CountriesFootnote Reference#	27.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000139945
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$55	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.47%
Line Graph [Table Text Block]
	Class I	MSCI EAFE® Index
Dec 15	$10,000	$10,000
Dec 16	$10,092	$10,100
Dec 17	$12,604	$12,628
Dec 18	$10,863	$10,887
Dec 19	$13,228	$13,283
Dec 20	$14,225	$14,321
Dec 21	$15,767	$15,934
Dec 22	$13,513	$13,632
Dec 23	$15,889	$16,118
Dec 24	$16,383	$16,734
Dec 25	$21,402	$21,958

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	30.64%	8.51%	7.91%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 806,624,400
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,176,334
InvestmentCompanyPortfolioTurnover	23.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$806,624,400
Number of Portfolio Holdings	704
Portfolio Turnover Rate	23.98%
Advisory Fees - net of reimbursement & waiver, if any	$2,176,334

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.7%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-0.3%
Japan	21.6%
United Kingdom	11.0%
Germany	9.4%
United States	9.2%
France	8.9%
Australia	6.9%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.7%
Italy	3.2%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000033506
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$81	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Class II	MSCI EAFE® Index
Dec 15	$10,000	$10,000
Dec 16	$10,075	$10,100
Dec 17	$12,549	$12,628
Dec 18	$10,805	$10,887
Dec 19	$13,119	$13,283
Dec 20	$14,082	$14,321
Dec 21	$15,564	$15,934
Dec 22	$13,306	$13,632
Dec 23	$15,609	$16,118
Dec 24	$16,060	$16,734
Dec 25	$20,939	$21,958

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	30.38%	8.26%	7.67%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 806,624,400
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,176,334
InvestmentCompanyPortfolioTurnover	23.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$806,624,400
Number of Portfolio Holdings	704
Portfolio Turnover Rate	23.98%
Advisory Fees - net of reimbursement & waiver, if any	$2,176,334

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.7%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-0.3%
Japan	21.6%
United Kingdom	11.0%
Germany	9.4%
United States	9.2%
France	8.9%
Australia	6.9%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.7%
Italy	3.2%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000033509
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class VIII
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class VIII	$95	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	Class VIII	MSCI EAFE® Index
Dec 15	$10,000	$10,000
Dec 16	$10,052	$10,100
Dec 17	$12,511	$12,628
Dec 18	$10,743	$10,887
Dec 19	$13,021	$13,283
Dec 20	$13,949	$14,321
Dec 21	$15,392	$15,934
Dec 22	$13,145	$13,632
Dec 23	$15,409	$16,118
Dec 24	$15,822	$16,734
Dec 25	$20,614	$21,958

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class VIII	30.28%	8.12%	7.50%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 806,624,400
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,176,334
InvestmentCompanyPortfolioTurnover	23.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$806,624,400
Number of Portfolio Holdings	704
Portfolio Turnover Rate	23.98%
Advisory Fees - net of reimbursement & waiver, if any	$2,176,334

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.7%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-0.3%
Japan	21.6%
United Kingdom	11.0%
Germany	9.4%
United States	9.2%
France	8.9%
Australia	6.9%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.7%
Italy	3.2%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000033505
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$38	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.32%
Line Graph [Table Text Block]
	Class Y	MSCI EAFE® Index
Dec 15	$10,000	$10,000
Dec 16	$10,103	$10,100
Dec 17	$12,642	$12,628
Dec 18	$10,918	$10,887
Dec 19	$13,308	$13,283
Dec 20	$14,327	$14,321
Dec 21	$15,901	$15,934
Dec 22	$13,652	$13,632
Dec 23	$16,069	$16,118
Dec 24	$16,592	$16,734
Dec 25	$21,725	$21,958

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	30.94%	8.68%	8.07%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 806,624,400
Holdings Count | Holding	704
Advisory Fees Paid, Amount	$ 2,176,334
InvestmentCompanyPortfolioTurnover	23.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$806,624,400
Number of Portfolio Holdings	704
Portfolio Turnover Rate	23.98%
Advisory Fees - net of reimbursement & waiver, if any	$2,176,334

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.7%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-0.3%
Japan	21.6%
United Kingdom	11.0%
Germany	9.4%
United States	9.2%
France	8.9%
Australia	6.9%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.7%
Italy	3.2%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014736
Shareholder Report [Line Items]
Fund Name	NVIT Invesco Small Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$116	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,830	$11,268	$11,132
Dec 17	$13,530	$13,649	$13,600
Dec 18	$12,456	$12,937	$12,334
Dec 19	$16,904	$16,932	$15,846
Dec 20	$23,816	$20,439	$21,334
Dec 21	$26,270	$25,661	$21,938
Dec 22	$18,293	$20,733	$16,155
Dec 23	$21,488	$26,114	$19,170
Dec 24	$26,046	$32,332	$20,720
Dec 25	$30,306	$37,877	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	16.36%	4.94%	11.73%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 245,387,869
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,706,671
InvestmentCompanyPortfolioTurnover	86.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$245,387,869
Number of Portfolio Holdings	101
Portfolio Turnover Rate	86.94%
Advisory Fees - net of reimbursement & waiver, if any	$1,706,671

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	97.3%
Repurchase Agreements	9.9%
Other liabilities in excess of assets	-7.2%
Aerospace & Defense	13.2%
Semiconductors & Semiconductor Equipment	11.0%
Health Care Providers & Services	8.0%
Capital Markets	6.3%
Biotechnology	6.2%
Electronic Equipment, Instruments & Components	6.1%
Construction & Engineering	5.6%
Machinery	4.9%
Software	4.7%
Hotels, Restaurants & Leisure	2.4%
Other IndustriesFootnote Reference#	31.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014737
Shareholder Report [Line Items]
Fund Name	NVIT Invesco Small Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$143	1.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.32%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 2000® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,806	$11,268	$11,132
Dec 17	$13,469	$13,649	$13,600
Dec 18	$12,362	$12,937	$12,334
Dec 19	$16,736	$16,932	$15,846
Dec 20	$23,516	$20,439	$21,334
Dec 21	$25,878	$25,661	$21,938
Dec 22	$17,984	$20,733	$16,155
Dec 23	$21,070	$26,114	$19,170
Dec 24	$25,479	$32,332	$20,720
Dec 25	$29,575	$37,877	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.08%	4.69%	11.45%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 245,387,869
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,706,671
InvestmentCompanyPortfolioTurnover	86.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$245,387,869
Number of Portfolio Holdings	101
Portfolio Turnover Rate	86.94%
Advisory Fees - net of reimbursement & waiver, if any	$1,706,671

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	97.3%
Repurchase Agreements	9.9%
Other liabilities in excess of assets	-7.2%
Aerospace & Defense	13.2%
Semiconductors & Semiconductor Equipment	11.0%
Health Care Providers & Services	8.0%
Capital Markets	6.3%
Biotechnology	6.2%
Electronic Equipment, Instruments & Components	6.1%
Construction & Engineering	5.6%
Machinery	4.9%
Software	4.7%
Hotels, Restaurants & Leisure	2.4%
Other IndustriesFootnote Reference#	31.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014704
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$63	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,947	$10,786	$11,131
Dec 17	$12,964	$13,371	$13,576
Dec 18	$11,816	$12,112	$12,467
Dec 19	$14,620	$15,334	$15,700
Dec 20	$16,494	$17,825	$17,777
Dec 21	$19,051	$21,130	$20,854
Dec 22	$15,453	$17,251	$17,532
Dec 23	$18,448	$21,080	$20,741
Dec 24	$20,779	$24,767	$23,333
Dec 25	$24,780	$30,300	$28,100

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	19.26%	8.48%	9.50%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Aggressive Target Risk Index	20.43%	9.59%	10.89%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 445,588,735
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 537,367
InvestmentCompanyPortfolioTurnover	58.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$445,588,735
Number of Portfolio Holdings	21
Portfolio Turnover Rate	58.61%
Advisory Fees - net of reimbursement & waiver, if any	$537,367

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.2%
Fixed Income Fund	8.8%
Repurchase Agreement	7.4%
Other liabilities in excess of assets	-7.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.5%
Nationwide International Equity Portfolio, Class R6	12.8%
Nationwide Large Cap Equity Portfolio, Class R6	12.1%
NVIT GS International Equity Insights Fund, Class Y	6.9%
iShares Core S&P Small-Cap ETF	5.7%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.9%
NVIT Emerging Markets Fund, Class Y	4.9%
NVIT Bond Index Fund, Class Y	4.6%
iShares Core S&P 500 ETF	2.8%
Other HoldingsFootnote Reference#	14.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000112221
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Aggressive Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$47	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Class P	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,952	$10,786	$11,131
Dec 17	$12,995	$13,371	$13,576
Dec 18	$11,870	$12,112	$12,467
Dec 19	$14,696	$15,334	$15,700
Dec 20	$16,606	$17,825	$17,777
Dec 21	$19,220	$21,130	$20,854
Dec 22	$15,612	$17,251	$17,532
Dec 23	$18,659	$21,080	$20,741
Dec 24	$21,049	$24,767	$23,333
Dec 25	$25,157	$30,300	$28,100

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	19.52%	8.66%	9.66%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Aggressive Target Risk Index	20.43%	9.59%	10.89%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 445,588,735
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 537,367
InvestmentCompanyPortfolioTurnover	58.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$445,588,735
Number of Portfolio Holdings	21
Portfolio Turnover Rate	58.61%
Advisory Fees - net of reimbursement & waiver, if any	$537,367

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.2%
Fixed Income Fund	8.8%
Repurchase Agreement	7.4%
Other liabilities in excess of assets	-7.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.5%
Nationwide International Equity Portfolio, Class R6	12.8%
Nationwide Large Cap Equity Portfolio, Class R6	12.1%
NVIT GS International Equity Insights Fund, Class Y	6.9%
iShares Core S&P Small-Cap ETF	5.7%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.9%
NVIT Emerging Markets Fund, Class Y	4.9%
NVIT Bond Index Fund, Class Y	4.6%
iShares Core S&P 500 ETF	2.8%
Other HoldingsFootnote Reference#	14.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000074482
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Balanced Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,630	$10,786	$10,855
Dec 17	$11,813	$13,371	$12,447
Dec 18	$11,241	$12,112	$11,855
Dec 19	$12,965	$15,334	$14,112
Dec 20	$14,184	$17,825	$15,917
Dec 21	$15,354	$21,130	$17,541
Dec 22	$13,052	$17,251	$14,950
Dec 23	$14,754	$21,080	$16,926
Dec 24	$15,904	$24,767	$18,326
Dec 25	$17,966	$30,300	$21,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.97%	4.84%	6.03%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,050,901,526
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,382,364
InvestmentCompanyPortfolioTurnover	58.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,050,901,526
Number of Portfolio Holdings	24
Portfolio Turnover Rate	58.45%
Advisory Fees - net of reimbursement & waiver, if any	$1,382,364

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	52.7%
Fixed Income Fund	45.3%
Repurchase Agreement	2.6%
Alternative Assets	2.0%
Other liabilities in excess of assets	-2.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.2%
NVIT Bond Index Fund, Class Y	11.0%
Nationwide Bond Portfolio, Class R6	9.6%
NVIT Loomis Core Bond Fund, Class Y	7.7%
Nationwide Large Cap Equity Portfolio, Class R6	6.6%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.8%
iShares Core International Aggregate Bond ETF	5.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	21.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000112234
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Balanced Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$45	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,642	$10,786	$10,855
Dec 17	$11,841	$13,371	$12,447
Dec 18	$11,292	$12,112	$11,855
Dec 19	$13,044	$15,334	$14,112
Dec 20	$14,283	$17,825	$15,917
Dec 21	$15,490	$21,130	$17,541
Dec 22	$13,192	$17,251	$14,950
Dec 23	$14,925	$21,080	$16,926
Dec 24	$16,111	$24,767	$18,326
Dec 25	$18,232	$30,300	$21,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	13.16%	5.00%	6.19%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,050,901,526
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,382,364
InvestmentCompanyPortfolioTurnover	58.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,050,901,526
Number of Portfolio Holdings	24
Portfolio Turnover Rate	58.45%
Advisory Fees - net of reimbursement & waiver, if any	$1,382,364

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	52.7%
Fixed Income Fund	45.3%
Repurchase Agreement	2.6%
Alternative Assets	2.0%
Other liabilities in excess of assets	-2.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.2%
NVIT Bond Index Fund, Class Y	11.0%
Nationwide Bond Portfolio, Class R6	9.6%
NVIT Loomis Core Bond Fund, Class Y	7.7%
Nationwide Large Cap Equity Portfolio, Class R6	6.6%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.8%
iShares Core International Aggregate Bond ETF	5.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	21.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000074480
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Capital Appreciation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,774	$10,786	$10,855
Dec 17	$12,369	$13,371	$12,447
Dec 18	$11,569	$12,112	$11,855
Dec 19	$13,876	$15,334	$14,112
Dec 20	$15,488	$17,825	$15,917
Dec 21	$17,372	$21,130	$17,541
Dec 22	$14,320	$17,251	$14,950
Dec 23	$16,665	$21,080	$16,926
Dec 24	$18,410	$24,767	$18,326
Dec 25	$21,300	$30,300	$21,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	15.70%	6.58%	7.85%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,464,334,387
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,324,011
InvestmentCompanyPortfolioTurnover	50.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,464,334,387
Number of Portfolio Holdings	25
Portfolio Turnover Rate	50.71%
Advisory Fees - net of reimbursement & waiver, if any	$1,324,011

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	70.2%
Fixed Income Fund	28.8%
Repurchase Agreement	2.8%
Alternative Assets	1.0%
Other liabilities in excess of assets	-2.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.1%
Nationwide Large Cap Equity Portfolio, Class R6	9.6%
NVIT Bond Index Fund, Class Y	8.9%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Bond Portfolio, Class R6	6.5%
NVIT Loomis Core Bond Fund, Class Y	5.3%
NVIT GS International Equity Insights Fund, Class Y	4.2%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
NVIT Emerging Markets Fund, Class Y	3.0%
Other HoldingsFootnote Reference#	20.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000112233
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Capital Appreciation Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$45	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,795	$10,786	$10,855
Dec 17	$12,413	$13,371	$12,447
Dec 18	$11,624	$12,112	$11,855
Dec 19	$13,961	$15,334	$14,112
Dec 20	$15,609	$17,825	$15,917
Dec 21	$17,541	$21,130	$17,541
Dec 22	$14,472	$17,251	$14,950
Dec 23	$16,869	$21,080	$16,926
Dec 24	$18,669	$24,767	$18,326
Dec 25	$21,634	$30,300	$21,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	15.88%	6.75%	8.02%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,464,334,387
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,324,011
InvestmentCompanyPortfolioTurnover	50.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,464,334,387
Number of Portfolio Holdings	25
Portfolio Turnover Rate	50.71%
Advisory Fees - net of reimbursement & waiver, if any	$1,324,011

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	70.2%
Fixed Income Fund	28.8%
Repurchase Agreement	2.8%
Alternative Assets	1.0%
Other liabilities in excess of assets	-2.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.1%
Nationwide Large Cap Equity Portfolio, Class R6	9.6%
NVIT Bond Index Fund, Class Y	8.9%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Bond Portfolio, Class R6	6.5%
NVIT Loomis Core Bond Fund, Class Y	5.3%
NVIT GS International Equity Insights Fund, Class Y	4.2%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
NVIT Emerging Markets Fund, Class Y	3.0%
Other HoldingsFootnote Reference#	20.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014706
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,426	$10,265	$10,466
Dec 17	$11,019	$10,628	$11,199
Dec 18	$10,820	$10,629	$11,064
Dec 19	$11,852	$11,556	$12,307
Dec 20	$12,647	$12,424	$13,503
Dec 21	$12,995	$12,233	$13,808
Dec 22	$11,411	$10,641	$11,992
Dec 23	$12,327	$11,230	$12,921
Dec 24	$12,798	$11,370	$13,382
Dec 25	$13,936	$12,200	$14,774

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	8.90%	1.96%	3.37%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Conservative Target Risk Index	10.40%	1.81%	3.98%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 424,609,970
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 562,129
InvestmentCompanyPortfolioTurnover	65.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$424,609,970
Number of Portfolio Holdings	24
Portfolio Turnover Rate	65.77%
Advisory Fees - net of reimbursement & waiver, if any	$562,129

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	74.1%
Equity Fund	23.0%
Repurchase Agreement	6.2%
Alternative Assets	3.0%
Other liabilities in excess of assets	-6.3%
Nationwide Bond Portfolio, Class R6	14.4%
NVIT Bond Index Fund, Class Y	12.3%
NVIT Loomis Short Term Bond Fund, Class Y	12.2%
NVIT Loomis Core Bond Fund, Class Y	11.8%
iShares Core International Aggregate Bond ETF	7.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	4.1%
Nationwide Strategic Income Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	19.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000112222
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Conservative Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$44	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,435	$10,265	$10,466
Dec 17	$11,050	$10,628	$11,199
Dec 18	$10,870	$10,629	$11,064
Dec 19	$11,918	$11,556	$12,307
Dec 20	$12,747	$12,424	$13,503
Dec 21	$13,110	$12,233	$13,808
Dec 22	$11,531	$10,641	$11,992
Dec 23	$12,472	$11,230	$12,921
Dec 24	$12,975	$11,370	$13,382
Dec 25	$14,142	$12,200	$14,774

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	8.99%	2.10%	3.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Conservative Target Risk Index	10.40%	1.81%	3.98%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 424,609,970
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 562,129
InvestmentCompanyPortfolioTurnover	65.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$424,609,970
Number of Portfolio Holdings	24
Portfolio Turnover Rate	65.77%
Advisory Fees - net of reimbursement & waiver, if any	$562,129

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	74.1%
Equity Fund	23.0%
Repurchase Agreement	6.2%
Alternative Assets	3.0%
Other liabilities in excess of assets	-6.3%
Nationwide Bond Portfolio, Class R6	14.4%
NVIT Bond Index Fund, Class Y	12.3%
NVIT Loomis Short Term Bond Fund, Class Y	12.2%
NVIT Loomis Core Bond Fund, Class Y	11.8%
iShares Core International Aggregate Bond ETF	7.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	4.1%
Nationwide Strategic Income Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	19.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000139949
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth & Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,594	$10,786	$10,855
Dec 17	$12,109	$13,371	$12,447
Dec 18	$11,458	$12,112	$11,855
Dec 19	$12,990	$15,334	$14,112
Dec 20	$13,617	$17,825	$15,917
Dec 21	$14,668	$21,130	$17,541
Dec 22	$12,634	$17,251	$14,950
Dec 23	$14,198	$21,080	$16,926
Dec 24	$15,309	$24,767	$18,326
Dec 25	$16,804	$30,300	$21,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.77%	4.30%	5.33%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 390,375,237
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 401,848
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$390,375,237
Number of Portfolio Holdings	27
Portfolio Turnover Rate	61.00%
Advisory Fees - net of reimbursement & waiver, if any	$401,848

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	51.0%
Fixed Income Fund	42.7%
Repurchase Agreement	5.1%
Alternative Assets	1.9%
Other liabilities in excess of assets	-0.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Bond Index Fund, Class Y	10.6%
Nationwide Bond Portfolio, Class R6	9.2%
NVIT Loomis Core Bond Fund, Class Y	7.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.5%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.6%
iShares Core International Aggregate Bond ETF	5.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.8%
Other HoldingsFootnote Reference#	23.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000125907
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth & Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$58	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,571	$10,786	$10,855
Dec 17	$12,054	$13,371	$12,447
Dec 18	$11,376	$12,112	$11,855
Dec 19	$12,854	$15,334	$14,112
Dec 20	$13,441	$17,825	$15,917
Dec 21	$14,458	$21,130	$17,541
Dec 22	$12,410	$17,251	$14,950
Dec 23	$13,916	$21,080	$16,926
Dec 24	$14,974	$24,767	$18,326
Dec 25	$16,384	$30,300	$21,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.42%	4.04%	5.06%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 390,375,237
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 401,848
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$390,375,237
Number of Portfolio Holdings	27
Portfolio Turnover Rate	61.00%
Advisory Fees - net of reimbursement & waiver, if any	$401,848

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	51.0%
Fixed Income Fund	42.7%
Repurchase Agreement	5.1%
Alternative Assets	1.9%
Other liabilities in excess of assets	-0.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Bond Index Fund, Class Y	10.6%
Nationwide Bond Portfolio, Class R6	9.2%
NVIT Loomis Core Bond Fund, Class Y	7.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.5%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.6%
iShares Core International Aggregate Bond ETF	5.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.8%
Other HoldingsFootnote Reference#	23.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000139948
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$33	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,723	$10,786	$10,855
Dec 17	$12,571	$13,371	$12,447
Dec 18	$11,839	$12,112	$11,855
Dec 19	$13,676	$15,334	$14,112
Dec 20	$14,578	$17,825	$15,917
Dec 21	$16,376	$21,130	$17,541
Dec 22	$13,927	$17,251	$14,950
Dec 23	$15,766	$21,080	$16,926
Dec 24	$17,252	$24,767	$18,326
Dec 25	$19,136	$30,300	$21,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	10.92%	5.59%	6.71%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 910,034,350
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,117,900
InvestmentCompanyPortfolioTurnover	58.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$910,034,350
Number of Portfolio Holdings	27
Portfolio Turnover Rate	58.64%
Advisory Fees - net of reimbursement & waiver, if any	$1,117,900

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.4%
Fixed Income Fund	34.7%
Alternative Assets	1.4%
Repurchase Agreement	1.0%
Other assets in excess of liabilities	4.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.3%
NVIT Bond Index Fund, Class Y	9.8%
Nationwide Bond Portfolio, Class R6	9.4%
Nationwide International Equity Portfolio, Class R6	8.8%
NVIT Loomis Core Bond Fund, Class Y	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	8.3%
NVIT GS International Equity Insights Fund, Class Y	4.4%
NVIT Loomis Short Term Bond Fund, Class Y	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	19.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000125906
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,695	$10,786	$10,855
Dec 17	$12,509	$13,371	$12,447
Dec 18	$11,752	$12,112	$11,855
Dec 19	$13,544	$15,334	$14,112
Dec 20	$14,401	$17,825	$15,917
Dec 21	$16,130	$21,130	$17,541
Dec 22	$13,685	$17,251	$14,950
Dec 23	$15,458	$21,080	$16,926
Dec 24	$16,868	$24,767	$18,326
Dec 25	$18,671	$30,300	$21,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.69%	5.33%	6.44%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 910,034,350
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,117,900
InvestmentCompanyPortfolioTurnover	58.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$910,034,350
Number of Portfolio Holdings	27
Portfolio Turnover Rate	58.64%
Advisory Fees - net of reimbursement & waiver, if any	$1,117,900

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.4%
Fixed Income Fund	34.7%
Alternative Assets	1.4%
Repurchase Agreement	1.0%
Other assets in excess of liabilities	4.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.3%
NVIT Bond Index Fund, Class Y	9.8%
Nationwide Bond Portfolio, Class R6	9.4%
Nationwide International Equity Portfolio, Class R6	8.8%
NVIT Loomis Core Bond Fund, Class Y	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	8.3%
NVIT GS International Equity Insights Fund, Class Y	4.4%
NVIT Loomis Short Term Bond Fund, Class Y	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	19.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014708
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$61	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,714	$10,786	$10,855
Dec 17	$12,099	$13,371	$12,447
Dec 18	$11,412	$12,112	$11,855
Dec 19	$13,437	$15,334	$14,112
Dec 20	$14,827	$17,825	$15,917
Dec 21	$16,356	$21,130	$17,541
Dec 22	$13,649	$17,251	$14,950
Dec 23	$15,658	$21,080	$16,926
Dec 24	$17,070	$24,767	$18,326
Dec 25	$19,532	$30,300	$21,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	14.42%	5.67%	6.92%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,748,350,464
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,258,600
InvestmentCompanyPortfolioTurnover	58.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,748,350,464
Number of Portfolio Holdings	29
Portfolio Turnover Rate	58.67%
Advisory Fees - net of reimbursement & waiver, if any	$2,258,600

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	61.3%
Fixed Income Fund	37.3%
Repurchase Agreement	5.4%
Alternative Assets	1.5%
Other liabilities in excess of assets	-5.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.9%
NVIT Bond Index Fund, Class Y	9.6%
Nationwide Bond Portfolio, Class R6	9.2%
NVIT Loomis Core Bond Fund, Class Y	8.2%
Nationwide International Equity Portfolio, Class R6	8.2%
Nationwide Large Cap Equity Portfolio, Class R6	7.9%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.3%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	22.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000112223
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderate Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$45	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,728	$10,786	$10,855
Dec 17	$12,140	$13,371	$12,447
Dec 18	$11,469	$12,112	$11,855
Dec 19	$13,513	$15,334	$14,112
Dec 20	$14,944	$17,825	$15,917
Dec 21	$16,504	$21,130	$17,541
Dec 22	$13,783	$17,251	$14,950
Dec 23	$15,843	$21,080	$16,926
Dec 24	$17,297	$24,767	$18,326
Dec 25	$19,837	$30,300	$21,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	14.68%	5.83%	7.09%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,748,350,464
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,258,600
InvestmentCompanyPortfolioTurnover	58.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,748,350,464
Number of Portfolio Holdings	29
Portfolio Turnover Rate	58.67%
Advisory Fees - net of reimbursement & waiver, if any	$2,258,600

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	61.3%
Fixed Income Fund	37.3%
Repurchase Agreement	5.4%
Alternative Assets	1.5%
Other liabilities in excess of assets	-5.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.9%
NVIT Bond Index Fund, Class Y	9.6%
Nationwide Bond Portfolio, Class R6	9.2%
NVIT Loomis Core Bond Fund, Class Y	8.2%
Nationwide International Equity Portfolio, Class R6	8.2%
Nationwide Large Cap Equity Portfolio, Class R6	7.9%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.3%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	22.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014710
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$62	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,848	$10,786	$11,019
Dec 17	$12,657	$13,371	$13,102
Dec 18	$11,679	$12,112	$12,219
Dec 19	$14,229	$15,334	$15,025
Dec 20	$15,983	$17,825	$17,051
Dec 21	$18,161	$21,130	$19,446
Dec 22	$14,841	$17,251	$16,436
Dec 23	$17,502	$21,080	$19,062
Dec 24	$19,463	$24,767	$21,094
Dec 25	$22,845	$30,300	$24,986

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	17.38%	7.41%	8.61%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderately Aggressive Target Risk Index	18.45%	7.94%	9.59%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,048,146,481
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 1,303,583
InvestmentCompanyPortfolioTurnover	59.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,048,146,481
Number of Portfolio Holdings	20
Portfolio Turnover Rate	59.75%
Advisory Fees - net of reimbursement & waiver, if any	$1,303,583

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.5%
Fixed Income Fund	21.6%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-2.1%
Nationwide International Equity Portfolio, Class R6	14.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	13.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.2%
Nationwide Large Cap Equity Portfolio, Class R6	11.1%
NVIT Bond Index Fund, Class Y	8.6%
Nationwide Bond Portfolio, Class R6	7.0%
NVIT GS International Equity Insights Fund, Class Y	6.9%
NVIT Loomis Core Bond Fund, Class Y	5.3%
iShares Core S&P Small-Cap ETF	4.2%
NVIT Emerging Markets Fund, Class Y	3.9%
Other HoldingsFootnote Reference#	12.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000112224
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Aggressive Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$46	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,864	$10,786	$11,019
Dec 17	$12,692	$13,371	$13,102
Dec 18	$11,726	$12,112	$12,219
Dec 19	$14,311	$15,334	$15,025
Dec 20	$16,104	$17,825	$17,051
Dec 21	$18,332	$21,130	$19,446
Dec 22	$14,991	$17,251	$16,436
Dec 23	$17,710	$21,080	$19,062
Dec 24	$19,735	$24,767	$21,094
Dec 25	$23,211	$30,300	$24,986

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	17.62%	7.59%	8.79%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderately Aggressive Target Risk Index	18.45%	7.94%	9.59%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,048,146,481
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 1,303,583
InvestmentCompanyPortfolioTurnover	59.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,048,146,481
Number of Portfolio Holdings	20
Portfolio Turnover Rate	59.75%
Advisory Fees - net of reimbursement & waiver, if any	$1,303,583

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.5%
Fixed Income Fund	21.6%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-2.1%
Nationwide International Equity Portfolio, Class R6	14.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	13.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.2%
Nationwide Large Cap Equity Portfolio, Class R6	11.1%
NVIT Bond Index Fund, Class Y	8.6%
Nationwide Bond Portfolio, Class R6	7.0%
NVIT GS International Equity Insights Fund, Class Y	6.9%
NVIT Loomis Core Bond Fund, Class Y	5.3%
iShares Core S&P Small-Cap ETF	4.2%
NVIT Emerging Markets Fund, Class Y	3.9%
Other HoldingsFootnote Reference#	12.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014712
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$61	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,570	$10,265	$10,665
Dec 17	$11,544	$10,628	$11,824
Dec 18	$11,113	$10,629	$11,485
Dec 19	$12,611	$11,556	$13,238
Dec 20	$13,690	$12,424	$14,804
Dec 21	$14,608	$12,233	$15,747
Dec 22	$12,506	$10,641	$13,566
Dec 23	$13,913	$11,230	$15,043
Dec 24	$14,759	$11,370	$16,006
Dec 25	$16,483	$12,200	$18,066

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.68%	3.78%	5.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk Index	12.87%	4.06%	6.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 485,991,246
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 640,679
InvestmentCompanyPortfolioTurnover	61.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$485,991,246
Number of Portfolio Holdings	26
Portfolio Turnover Rate	61.56%
Advisory Fees - net of reimbursement & waiver, if any	$640,679

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.5%
Equity Fund	42.1%
Repurchase Agreement	4.0%
Alternative Assets	2.5%
Other liabilities in excess of assets	-4.1%
Nationwide Bond Portfolio, Class R6	12.2%
NVIT Bond Index Fund, Class Y	12.2%
NVIT Loomis Core Bond Fund, Class Y	9.0%
NVIT Loomis Short Term Bond Fund, Class Y	7.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.2%
iShares Core International Aggregate Bond ETF	5.8%
Nationwide International Equity Portfolio, Class R6	5.5%
Nationwide Large Cap Equity Portfolio, Class R6	4.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	24.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000112225
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Conservative Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$45	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,583	$10,265	$10,665
Dec 17	$11,571	$10,628	$11,824
Dec 18	$11,157	$10,629	$11,485
Dec 19	$12,682	$11,556	$13,238
Dec 20	$13,787	$12,424	$14,804
Dec 21	$14,734	$12,233	$15,747
Dec 22	$12,622	$10,641	$13,566
Dec 23	$14,067	$11,230	$15,043
Dec 24	$14,958	$11,370	$16,006
Dec 25	$16,726	$12,200	$18,066

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	11.82%	3.94%	5.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk Index	12.87%	4.06%	6.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 485,991,246
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 640,679
InvestmentCompanyPortfolioTurnover	61.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$485,991,246
Number of Portfolio Holdings	26
Portfolio Turnover Rate	61.56%
Advisory Fees - net of reimbursement & waiver, if any	$640,679

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.5%
Equity Fund	42.1%
Repurchase Agreement	4.0%
Alternative Assets	2.5%
Other liabilities in excess of assets	-4.1%
Nationwide Bond Portfolio, Class R6	12.2%
NVIT Bond Index Fund, Class Y	12.2%
NVIT Loomis Core Bond Fund, Class Y	9.0%
NVIT Loomis Short Term Bond Fund, Class Y	7.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.2%
iShares Core International Aggregate Bond ETF	5.8%
Nationwide International Equity Portfolio, Class R6	5.5%
Nationwide Large Cap Equity Portfolio, Class R6	4.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	24.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000203213
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fixed Income ETF Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$69	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index
Jan 19	$10,000	$10,000
Dec 19	$10,851	$10,844
Dec 20	$11,624	$11,658
Dec 21	$11,389	$11,479
Dec 22	$9,824	$9,985
Dec 23	$10,337	$10,538
Dec 24	$10,421	$10,669
Dec 25	$11,080	$11,448

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 01/23/2019)	6.33%	-0.95%	1.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.97%

Performance Inception Date	Jan. 23, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 98,049,458
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 49,346
InvestmentCompanyPortfolioTurnover	7.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$98,049,458
Number of Portfolio Holdings	9
Portfolio Turnover Rate	7.80%
Advisory Fees - net of reimbursement & waiver, if any	$49,346

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	99.9%
Repurchase Agreement	11.2%
Other liabilities in excess of assets	-11.1%
iShares Core U.S. Aggregate Bond ETF	44.9%
iShares Core 1-5 Year USD Bond ETF	13.5%
iShares MBS ETF	9.0%
iShares Core Universal USD Bond ETF	9.0%
iShares Core 10+ Year USD Bond ETF	9.0%
iShares U.S. Treasury Bond ETF	4.5%
Cantor Fitzgerald & Co.	8.7%
BofA Securities, Inc.	0.9%
Citi Global Market, Inc.	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000203214
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fixed Income ETF Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$18	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
Jan 19	$10,000	$10,000
Dec 19	$10,897	$10,844
Dec 20	$11,742	$11,658
Dec 21	$11,556	$11,479
Dec 22	$10,018	$9,985
Dec 23	$10,595	$10,538
Dec 24	$10,739	$10,669
Dec 25	$11,478	$11,448

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 01/23/2019)	6.88%	-0.45%	2.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.97%

Performance Inception Date	Jan. 23, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 98,049,458
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 49,346
InvestmentCompanyPortfolioTurnover	7.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$98,049,458
Number of Portfolio Holdings	9
Portfolio Turnover Rate	7.80%
Advisory Fees - net of reimbursement & waiver, if any	$49,346

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	99.9%
Repurchase Agreement	11.2%
Other liabilities in excess of assets	-11.1%
iShares Core U.S. Aggregate Bond ETF	44.9%
iShares Core 1-5 Year USD Bond ETF	13.5%
iShares MBS ETF	9.0%
iShares Core Universal USD Bond ETF	9.0%
iShares Core 10+ Year USD Bond ETF	9.0%
iShares U.S. Treasury Bond ETF	4.5%
Cantor Fitzgerald & Co.	8.7%
BofA Securities, Inc.	0.9%
Citi Global Market, Inc.	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000203211
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Equity ETF Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$73	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	MSCI World Index - Net Return
Jan 19	$10,000	$10,000	$10,000
Dec 19	$11,923	$12,032	$12,147
Dec 20	$13,803	$13,987	$14,078
Dec 21	$16,821	$16,580	$17,150
Dec 22	$14,066	$13,536	$14,406
Dec 23	$16,947	$16,541	$17,833
Dec 24	$19,585	$19,434	$21,163
Dec 25	$23,110	$23,776	$25,626

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 01/23/2019)	18.00%	10.86%	12.83%
MSCI ACWI	22.34%	11.19%	13.32%
MSCI World Index - Net Return	21.09%	12.15%	14.10%

Performance Inception Date	Jan. 23, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 108,907,748
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 65,528
InvestmentCompanyPortfolioTurnover	16.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$108,907,748
Number of Portfolio Holdings	16
Portfolio Turnover Rate	16.94%
Advisory Fees - net of reimbursement & waiver, if any	$65,528

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	100.0%
Repurchase Agreement	13.6%
Other liabilities in excess of assets	-13.6%
iShares Core S&P Total U.S. Stock Market ETF	24.8%
iShares Core S&P Mid-Cap ETF	15.4%
iShares Core MSCI International Developed Markets ETF	12.2%
iShares Core MSCI EAFE ETF	10.3%
iShares U.S. Equity Factor ETF	7.9%
iShares Core S&P 500 ETF	6.2%
iShares Core S&P Small-Cap ETF	2.5%
iShares MSCI USA Momentum Factor ETF	1.9%
iShares MSCI USA Value Factor ETF	1.8%
iShares MSCI USA Quality Factor ETF	1.8%
Other HoldingsFootnote Reference#	15.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000203212
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Equity ETF Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$19	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	MSCI World Index - Net Return
Jan 19	$10,000	$10,000	$10,000
Dec 19	$11,982	$12,032	$12,147
Dec 20	$13,938	$13,987	$14,078
Dec 21	$17,062	$16,580	$17,150
Dec 22	$14,338	$13,536	$14,406
Dec 23	$17,357	$16,541	$17,833
Dec 24	$20,167	$19,434	$21,163
Dec 25	$23,911	$23,776	$25,626

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 01/23/2019)	18.57%	11.40%	13.39%
MSCI ACWI	22.34%	11.19%	13.32%
MSCI World Index - Net Return	21.09%	12.15%	14.10%

Performance Inception Date	Jan. 23, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 108,907,748
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 65,528
InvestmentCompanyPortfolioTurnover	16.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$108,907,748
Number of Portfolio Holdings	16
Portfolio Turnover Rate	16.94%
Advisory Fees - net of reimbursement & waiver, if any	$65,528

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	100.0%
Repurchase Agreement	13.6%
Other liabilities in excess of assets	-13.6%
iShares Core S&P Total U.S. Stock Market ETF	24.8%
iShares Core S&P Mid-Cap ETF	15.4%
iShares Core MSCI International Developed Markets ETF	12.2%
iShares Core MSCI EAFE ETF	10.3%
iShares U.S. Equity Factor ETF	7.9%
iShares Core S&P 500 ETF	6.2%
iShares Core S&P Small-Cap ETF	2.5%
iShares MSCI USA Momentum Factor ETF	1.9%
iShares MSCI USA Value Factor ETF	1.8%
iShares MSCI USA Quality Factor ETF	1.8%
Other HoldingsFootnote Reference#	15.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000258195
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of May 2, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$79	0.96%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.96%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	S&P North American Technology Sector Index™
May 25	$10,000	$10,000	$10,000
Dec 25	$14,648	$12,362	$14,179

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 05/01/2025)	46.48%
Russell 1000® Index	23.62%
S&P North American Technology Sector Index™	41.79%
Footnote	Description
Footnote^	Not annualized.

Performance Inception Date	May 01, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 36,741,563
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	90.46%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$36,741,563
Number of Portfolio Holdings	43
Portfolio Turnover Rate	90.46%
Advisory Fees - net of reimbursement & waiver, if any	$-

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	69.4%
Other assets in excess of liabilities	30.6%
Semiconductors & Semiconductor Equipment	32.2%
Software	27.9%
Interactive Media & Services	13.8%
Technology Hardware, Storage & Peripherals	7.6%
IT Services	7.2%
Electronic Equipment, Instruments & Components	3.0%
Entertainment	3.0%
Broadline Retail	2.0%
Communications Equipment	2.0%
Financial Services	1.3%
Other Industries	0.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000234864
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$65	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index	S&P North American Technology Sector Index™
Apr 22	$10,000	$10,000	$10,000
Dec 22	$7,760	$9,259	$8,400
Dec 23	$13,141	$11,715	$13,535
Dec 24	$18,067	$14,587	$18,418
Dec 25	$24,046	$17,121	$25,064

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Y - (Inception 04/27/2022)	33.10%	45.79%	26.93%
Russell 1000® Index	17.37%	22.74%	15.72%
S&P North American Technology Sector Index™	27.82%	40.99%	26.17%

Performance Inception Date	Apr. 27, 2022
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 36,741,563
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	90.46%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$36,741,563
Number of Portfolio Holdings	43
Portfolio Turnover Rate	90.46%
Advisory Fees - net of reimbursement & waiver, if any	$-

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	69.4%
Other assets in excess of liabilities	30.6%
Semiconductors & Semiconductor Equipment	32.2%
Software	27.9%
Interactive Media & Services	13.8%
Technology Hardware, Storage & Peripherals	7.6%
IT Services	7.2%
Electronic Equipment, Instruments & Components	3.0%
Entertainment	3.0%
Broadline Retail	2.0%
Communications Equipment	2.0%
Financial Services	1.3%
Other Industries	0.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014724
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Equity and Options Total Return Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund")(formerly known as NVIT AQR Large Cap Defensive Style Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$86	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Line Graph [Table Text Block]
	Class I	S&P 500® Index	ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,139	$11,196	$10,025
Dec 17	$13,425	$13,640	$10,107
Dec 18	$13,424	$13,043	$10,292
Dec 19	$17,359	$17,150	$10,520
Dec 20	$19,156	$20,305	$10,576
Dec 21	$23,348	$26,135	$10,582
Dec 22	$21,376	$21,402	$10,744
Dec 23	$23,145	$27,029	$11,292
Dec 24	$26,306	$33,791	$11,890
Dec 25	$30,643	$39,833	$12,399

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	16.49%	9.85%	11.85%
S&P 500® Index	17.88%	14.42%	14.82%
ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index	4.28%	3.23%	2.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 710,110,348
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 4,037,455
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$710,110,348
Number of Portfolio Holdings	112
Portfolio Turnover Rate	91.00%
Advisory Fees - net of reimbursement & waiver, if any	$4,037,455

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%
Semiconductors & Semiconductor Equipment	15.0%
Software	10.6%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	8.0%
Broadline Retail	4.4%
Banks	4.4%
Capital Markets	3.8%
Financial Services	3.2%
Aerospace & Defense	3.1%
Pharmaceuticals	3.0%
Other Industries	36.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014725
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Equity and Options Total Return Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund")(formerly known as NVIT AQR Large Cap Defensive Style Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$113	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]
	Class II	S&P 500® Index	ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,116	$11,196	$10,025
Dec 17	$13,366	$13,640	$10,107
Dec 18	$13,329	$13,043	$10,292
Dec 19	$17,197	$17,150	$10,520
Dec 20	$18,926	$20,305	$10,576
Dec 21	$23,009	$26,135	$10,582
Dec 22	$21,016	$21,402	$10,744
Dec 23	$22,705	$27,029	$11,292
Dec 24	$25,732	$33,791	$11,890
Dec 25	$29,904	$39,833	$12,399

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.22%	9.58%	11.58%
S&P 500® Index	17.88%	14.42%	14.82%
ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index	4.28%	3.23%	2.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 710,110,348
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 4,037,455
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$710,110,348
Number of Portfolio Holdings	112
Portfolio Turnover Rate	91.00%
Advisory Fees - net of reimbursement & waiver, if any	$4,037,455

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%
Semiconductors & Semiconductor Equipment	15.0%
Software	10.6%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	8.0%
Broadline Retail	4.4%
Banks	4.4%
Capital Markets	3.8%
Financial Services	3.2%
Aerospace & Defense	3.1%
Pharmaceuticals	3.0%
Other Industries	36.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014727
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Equity and Options Total Return Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund")(formerly known as NVIT AQR Large Cap Defensive Style Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$86	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Line Graph [Table Text Block]
	Class IV	S&P 500® Index	ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,140	$11,196	$10,025
Dec 17	$13,428	$13,640	$10,107
Dec 18	$13,428	$13,043	$10,292
Dec 19	$17,368	$17,150	$10,520
Dec 20	$19,160	$20,305	$10,576
Dec 21	$23,357	$26,135	$10,582
Dec 22	$21,384	$21,402	$10,744
Dec 23	$23,156	$27,029	$11,292
Dec 24	$26,322	$33,791	$11,890
Dec 25	$30,656	$39,833	$12,399

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	16.47%	9.86%	11.85%
S&P 500® Index	17.88%	14.42%	14.82%
ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index	4.28%	3.23%	2.17%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 710,110,348
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 4,037,455
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$710,110,348
Number of Portfolio Holdings	112
Portfolio Turnover Rate	91.00%
Advisory Fees - net of reimbursement & waiver, if any	$4,037,455

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%
Semiconductors & Semiconductor Equipment	15.0%
Software	10.6%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	8.0%
Broadline Retail	4.4%
Banks	4.4%
Capital Markets	3.8%
Financial Services	3.2%
Aerospace & Defense	3.1%
Pharmaceuticals	3.0%
Other Industries	36.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000258088
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Inflation Managed Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$33	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.47%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-10 Year U.S. TIPS Index
Apr 25	$10,000	$10,000	$10,000
Dec 25	$10,336	$10,486	$10,338

Average Annual Return [Table Text Block]
Since inceptionFootnote Reference^
Class I - (Inception 04/25/2025)	3.36%
Bloomberg U.S. Aggregate Bond Index	4.86%
Bloomberg 1-10 Year U.S. TIPS Index	3.38%

Performance Inception Date	Apr. 25, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 249,795,346
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	107.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$249,795,346
Number of Portfolio Holdings	369
Portfolio Turnover Rate	107.62%
Advisory Fees - net of reimbursement & waiver, if any	$-

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	53.4%
Corporate Bonds	27.8%
Mortgage-Backed Securities	14.6%
Asset-Backed Securities	3.4%
Other assets in excess of liabilities	0.8%
Banks	9.0%
Electric Utilities	2.8%
Capital Markets	2.3%
Consumer Finance	1.7%
Oil, Gas & Consumable Fuels	1.6%
Aerospace & Defense	0.7%
Health Care Providers & Services	0.7%
Financial Services	0.7%
Multi-Utilities	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other Industries	79.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000258089
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Inflation Managed Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$52	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-10 Year U.S. TIPS Index
Apr 25	$10,000	$10,000	$10,000
Dec 25	$10,314	$10,486	$10,338

Average Annual Return [Table Text Block]
Since inceptionFootnote Reference^
Class II - (Inception 04/25/2025)	3.14%
Bloomberg U.S. Aggregate Bond Index	4.86%
Bloomberg 1-10 Year U.S. TIPS Index	3.38%

Performance Inception Date	Apr. 25, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 249,795,346
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	107.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$249,795,346
Number of Portfolio Holdings	369
Portfolio Turnover Rate	107.62%
Advisory Fees - net of reimbursement & waiver, if any	$-

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	53.4%
Corporate Bonds	27.8%
Mortgage-Backed Securities	14.6%
Asset-Backed Securities	3.4%
Other assets in excess of liabilities	0.8%
Banks	9.0%
Electric Utilities	2.8%
Capital Markets	2.3%
Consumer Finance	1.7%
Oil, Gas & Consumable Fuels	1.6%
Aerospace & Defense	0.7%
Health Care Providers & Services	0.7%
Financial Services	0.7%
Multi-Utilities	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other Industries	79.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000234865
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Innovators Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Innovators Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$66	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index
Apr 22	$10,000	$10,000
Dec 22	$8,670	$9,259
Dec 23	$11,633	$11,715
Dec 24	$14,315	$14,587
Dec 25	$16,386	$17,121

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Y - (Inception 04/27/2022)	14.47%	23.64%	14.36%
Russell 1000® Index	17.37%	22.74%	15.72%

Performance Inception Date	Apr. 27, 2022
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 9,840,298
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	92.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,840,298
Number of Portfolio Holdings	55
Portfolio Turnover Rate	92.22%
Advisory Fees - net of reimbursement & waiver, if any	$-

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	93.3%
Other assets in excess of liabilities	6.7%
Semiconductors & Semiconductor Equipment	15.1%
Software	14.1%
Broadline Retail	7.5%
Interactive Media & Services	7.5%
Technology Hardware, Storage & Peripherals	5.9%
Capital Markets	4.4%
Health Care Equipment & Supplies	4.0%
Biotechnology	3.6%
Tobacco	3.3%
Beverages	3.1%
Other Industries	31.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000258197
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of May 2, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Growth Index
May 25	$10,000	$10,000	$10,000
Dec 25	$12,096	$12,362	$12,939

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since inceptionFootnote Reference^
Class I - (Inception 05/01/2025)	20.96%
Russell 1000® Index	23.62%
Russell 1000® Growth Index	29.39%
Footnote	Description
Footnote^	Not annualized.

Performance Inception Date	May 01, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 354,136,457
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 173,661
InvestmentCompanyPortfolioTurnover	45.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$354,136,457
Number of Portfolio Holdings	75
Portfolio Turnover Rate	45.48%
Advisory Fees - net of reimbursement & waiver, if any	$173,661

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Semiconductors & Semiconductor Equipment	20.3%
Software	15.5%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	8.1%
Broadline Retail	4.9%
Biotechnology	4.7%
IT Services	4.2%
Automobiles	4.0%
Capital Markets	3.8%
Financial Services	3.6%
Other Industries	22.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000258196
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of May 2, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$58	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.79%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell 1000® Growth Index
May 25	$10,000	$10,000	$10,000
Dec 25	$12,089	$12,362	$12,939

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 05/01/2025)	20.89%
Russell 1000® Index	23.62%
Russell 1000® Growth Index	29.39%
Footnote	Description
Footnote^	Not annualized.

Performance Inception Date	May 01, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 354,136,457
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 173,661
InvestmentCompanyPortfolioTurnover	45.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$354,136,457
Number of Portfolio Holdings	75
Portfolio Turnover Rate	45.48%
Advisory Fees - net of reimbursement & waiver, if any	$173,661

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Semiconductors & Semiconductor Equipment	20.3%
Software	15.5%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	8.1%
Broadline Retail	4.9%
Biotechnology	4.7%
IT Services	4.2%
Automobiles	4.0%
Capital Markets	3.8%
Financial Services	3.6%
Other Industries	22.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000234866
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$47	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index	Russell 1000® Growth Index
Apr 22	$10,000	$10,000	$10,000
Dec 22	$9,181	$9,259	$8,795
Dec 23	$12,408	$11,715	$12,549
Dec 24	$16,489	$14,587	$16,735
Dec 25	$18,866	$17,121	$22,318

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Y - (Inception 04/27/2022)	14.41%	27.13%	18.83%
Russell 1000® Index	17.37%	22.74%	15.72%
Russell 1000® Growth Index	18.56%	31.15%	20.45%

Performance Inception Date	Apr. 27, 2022
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 354,136,457
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 173,661
InvestmentCompanyPortfolioTurnover	45.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$354,136,457
Number of Portfolio Holdings	75
Portfolio Turnover Rate	45.48%
Advisory Fees - net of reimbursement & waiver, if any	$173,661

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Semiconductors & Semiconductor Equipment	20.3%
Software	15.5%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	8.1%
Broadline Retail	4.9%
Biotechnology	4.7%
IT Services	4.2%
Automobiles	4.0%
Capital Markets	3.8%
Financial Services	3.6%
Other Industries	22.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000210766
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan U.S. Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$101	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$11,051	$10,995
Dec 20	$13,923	$13,018
Dec 21	$17,811	$16,756
Dec 22	$14,359	$13,721
Dec 23	$18,197	$17,328
Dec 24	$22,503	$21,664
Dec 25	$25,674	$25,538

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 10/04/2019)	14.09%	13.02%	16.31%
S&P 500® Index	17.88%	14.42%	16.46%

Performance Inception Date	Oct. 04, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,019,424,809
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 4,756,827
InvestmentCompanyPortfolioTurnover	43.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,019,424,809
Number of Portfolio Holdings	52
Portfolio Turnover Rate	43.89%
Advisory Fees - net of reimbursement & waiver, if any	$4,756,827

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%
Semiconductors & Semiconductor Equipment	13.8%
Software	12.2%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	7.6%
Broadline Retail	4.4%
Health Care Equipment & Supplies	4.1%
Banks	3.8%
Capital Markets	3.8%
Electric Utilities	3.4%
Hotels, Restaurants & Leisure	3.4%
Other Industries	35.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000210767
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan U.S. Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$47	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	Class Y	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$11,070	$10,995
Dec 20	$14,006	$13,018
Dec 21	$18,009	$16,756
Dec 22	$14,594	$13,721
Dec 23	$18,580	$17,328
Dec 24	$23,095	$21,664
Dec 25	$26,489	$25,538

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/04/2019)	14.69%	13.59%	16.89%
S&P 500® Index	17.88%	14.42%	16.46%

Performance Inception Date	Oct. 04, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,019,424,809
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 4,756,827
InvestmentCompanyPortfolioTurnover	43.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,019,424,809
Number of Portfolio Holdings	52
Portfolio Turnover Rate	43.89%
Advisory Fees - net of reimbursement & waiver, if any	$4,756,827

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%
Semiconductors & Semiconductor Equipment	13.8%
Software	12.2%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	7.6%
Broadline Retail	4.4%
Health Care Equipment & Supplies	4.1%
Banks	3.8%
Capital Markets	3.8%
Electric Utilities	3.4%
Hotels, Restaurants & Leisure	3.4%
Other Industries	35.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000258198
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan US Technology Leaders Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of May 2, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$71	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 1000® Equal Weight Technology Index
May 25	$10,000	$10,000	$10,000
Dec 25	$12,741	$12,303	$12,428

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 05/01/2025)	27.60%Footnote Reference*
Russell 3000® Index	23.03%
Russell 1000® Equal Weight Technology Index	24.28%
Footnote	Description
Footnote^	Not annualized.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Inception Date	May 01, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 24,266,400
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 7,262
InvestmentCompanyPortfolioTurnover	62.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$24,266,400
Number of Portfolio Holdings	61
Portfolio Turnover Rate	62.33%
Advisory Fees - net of reimbursement & waiver, if any	$7,262

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Semiconductors & Semiconductor Equipment	22.9%
Software	19.6%
IT Services	9.7%
Interactive Media & Services	8.5%
Entertainment	7.5%
Broadline Retail	7.1%
Automobiles	5.5%
Communications Equipment	4.6%
Capital Markets	4.2%
Hotels, Restaurants & Leisure	2.3%
Other Industries	8.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000234867
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan US Technology Leaders Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$61	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell 1000® Equal Weight Technology Index
Apr 22	$10,000	$10,000	$10,000
Dec 22	$8,170	$9,269	$8,562
Dec 23	$13,470	$11,675	$12,462
Dec 24	$17,312	$14,455	$14,394
Dec 25	$20,626	$16,934	$16,625

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Y - (Inception 04/27/2022)	19.15%	36.17%	21.75%
Russell 3000® Index	17.15%	22.25%	15.37%
Russell 1000® Equal Weight Technology Index	13.13%	23.90%	14.16%

Performance Inception Date	Apr. 27, 2022
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 24,266,400
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 7,262
InvestmentCompanyPortfolioTurnover	62.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$24,266,400
Number of Portfolio Holdings	61
Portfolio Turnover Rate	62.33%
Advisory Fees - net of reimbursement & waiver, if any	$7,262

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Semiconductors & Semiconductor Equipment	22.9%
Software	19.6%
IT Services	9.7%
Interactive Media & Services	8.5%
Entertainment	7.5%
Broadline Retail	7.1%
Automobiles	5.5%
Communications Equipment	4.6%
Capital Markets	4.2%
Hotels, Restaurants & Leisure	2.3%
Other Industries	8.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059820
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Core Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$81	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,360	$11,196
Dec 17	$14,184	$13,640
Dec 18	$13,508	$13,043
Dec 19	$17,300	$17,150
Dec 20	$19,644	$20,305
Dec 21	$24,863	$26,135
Dec 22	$20,621	$21,402
Dec 23	$25,445	$27,029
Dec 24	$30,910	$33,791
Dec 25	$34,583	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.88%	11.98%	13.21%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 244,347,748
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 1,307,280
InvestmentCompanyPortfolioTurnover	89.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$244,347,748
Number of Portfolio Holdings	124
Portfolio Turnover Rate	89.97%
Advisory Fees - net of reimbursement & waiver, if any	$1,307,280

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.6%
Repurchase Agreement	2.4%
Other liabilities in excess of assets	-2.0%
Semiconductors & Semiconductor Equipment	14.1%
Software	13.2%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	6.5%
Specialty Retail	4.6%
Capital Markets	4.5%
Insurance	3.7%
Banks	2.9%
Hotels, Restaurants & Leisure	2.8%
Biotechnology	2.6%
Other IndustriesFootnote Reference#	38.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059821
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Core Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$92	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,354	$11,196
Dec 17	$14,165	$13,640
Dec 18	$13,456	$13,043
Dec 19	$17,236	$17,150
Dec 20	$19,545	$20,305
Dec 21	$24,710	$26,135
Dec 22	$20,482	$21,402
Dec 23	$25,233	$27,029
Dec 24	$30,653	$33,791
Dec 25	$34,228	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.66%	11.86%	13.09%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 244,347,748
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 1,307,280
InvestmentCompanyPortfolioTurnover	89.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$244,347,748
Number of Portfolio Holdings	124
Portfolio Turnover Rate	89.97%
Advisory Fees - net of reimbursement & waiver, if any	$1,307,280

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.6%
Repurchase Agreement	2.4%
Other liabilities in excess of assets	-2.0%
Semiconductors & Semiconductor Equipment	14.1%
Software	13.2%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	6.5%
Specialty Retail	4.6%
Capital Markets	4.5%
Insurance	3.7%
Banks	2.9%
Hotels, Restaurants & Leisure	2.8%
Biotechnology	2.6%
Other IndustriesFootnote Reference#	38.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059811
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$75	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,219	$11,200	$10,708
Dec 17	$13,305	$13,630	$13,943
Dec 18	$12,896	$12,980	$13,732
Dec 19	$16,833	$17,041	$18,730
Dec 20	$21,898	$20,584	$25,939
Dec 21	$30,756	$26,006	$33,098
Dec 22	$26,915	$21,032	$23,453
Dec 23	$36,431	$26,611	$33,463
Dec 24	$45,925	$33,133	$39,078
Dec 25	$52,448	$38,889	$46,331

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	14.20%	19.09%	18.02%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 499,781,652
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 1,737,227
InvestmentCompanyPortfolioTurnover	97.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$499,781,652
Number of Portfolio Holdings	248
Portfolio Turnover Rate	97.60%
Advisory Fees - net of reimbursement & waiver, if any	$1,737,227

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.4%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-3.0%
Software	16.6%
Semiconductors & Semiconductor Equipment	11.1%
Technology Hardware, Storage & Peripherals	10.5%
Interactive Media & Services	6.7%
Entertainment	5.1%
Construction & Engineering	5.0%
Hotels, Restaurants & Leisure	4.7%
Capital Markets	3.9%
Broadline Retail	3.7%
Biotechnology	3.1%
Other IndustriesFootnote Reference#	29.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059812
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$102	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell 1000® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,199	$11,200	$10,708
Dec 17	$13,246	$13,630	$13,943
Dec 18	$12,802	$12,980	$13,732
Dec 19	$16,671	$17,041	$18,730
Dec 20	$21,658	$20,584	$25,939
Dec 21	$30,294	$26,006	$33,098
Dec 22	$26,463	$21,032	$23,453
Dec 23	$35,722	$26,611	$33,463
Dec 24	$44,958	$33,133	$39,078
Dec 25	$51,173	$38,889	$46,331

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.82%	18.76%	17.73%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 499,781,652
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 1,737,227
InvestmentCompanyPortfolioTurnover	97.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$499,781,652
Number of Portfolio Holdings	248
Portfolio Turnover Rate	97.60%
Advisory Fees - net of reimbursement & waiver, if any	$1,737,227

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.4%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-3.0%
Software	16.6%
Semiconductors & Semiconductor Equipment	11.1%
Technology Hardware, Storage & Peripherals	10.5%
Interactive Media & Services	6.7%
Entertainment	5.1%
Construction & Engineering	5.0%
Hotels, Restaurants & Leisure	4.7%
Capital Markets	3.9%
Broadline Retail	3.7%
Biotechnology	3.1%
Other IndustriesFootnote Reference#	29.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059797
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$60	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,535	$10,265
Dec 17	$10,998	$10,628
Dec 18	$10,952	$10,629
Dec 19	$11,931	$11,556
Dec 20	$12,768	$12,424
Dec 21	$12,636	$12,233
Dec 22	$10,780	$10,641
Dec 23	$11,339	$11,230
Dec 24	$11,494	$11,370
Dec 25	$12,286	$12,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	6.88%	-0.77%	2.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,649,674,880
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 12,518,847
InvestmentCompanyPortfolioTurnover	137.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,649,674,880
Number of Portfolio Holdings	700
Portfolio Turnover Rate	137.16%
Advisory Fees - net of reimbursement & waiver, if any	$12,518,847

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bonds	34.7%
U.S. Treasury Obligations	24.9%
Mortgage-Backed Securities	23.6%
Asset-Backed Securities	12.2%
Repurchase Agreements	4.1%
Commercial Mortgage-Backed Securities	1.7%
Other liabilities in excess of assets	-1.2%
Banks	5.8%
Insurance	4.1%
Capital Markets	3.9%
Electric Utilities	2.6%
Oil, Gas & Consumable Fuels	1.7%
Consumer Finance	1.6%
Chemicals	0.8%
Health Care Providers & Services	0.8%
Financial Services	0.7%
Machinery	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059798
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$86	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,500	$10,265
Dec 17	$10,939	$10,628
Dec 18	$10,864	$10,629
Dec 19	$11,809	$11,556
Dec 20	$12,609	$12,424
Dec 21	$12,451	$12,233
Dec 22	$10,586	$10,641
Dec 23	$11,120	$11,230
Dec 24	$11,245	$11,370
Dec 25	$11,983	$12,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class II	6.56%	-1.01%	1.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,649,674,880
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 12,518,847
InvestmentCompanyPortfolioTurnover	137.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,649,674,880
Number of Portfolio Holdings	700
Portfolio Turnover Rate	137.16%
Advisory Fees - net of reimbursement & waiver, if any	$12,518,847

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bonds	34.7%
U.S. Treasury Obligations	24.9%
Mortgage-Backed Securities	23.6%
Asset-Backed Securities	12.2%
Repurchase Agreements	4.1%
Commercial Mortgage-Backed Securities	1.7%
Other liabilities in excess of assets	-1.2%
Banks	5.8%
Insurance	4.1%
Capital Markets	3.9%
Electric Utilities	2.6%
Oil, Gas & Consumable Fuels	1.7%
Consumer Finance	1.6%
Chemicals	0.8%
Health Care Providers & Services	0.8%
Financial Services	0.7%
Machinery	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000112229
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 22, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$66	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index
Jan 25	$10,000	$10,000
Dec 25	$10,645	$10,733

Average Annual Return [Table Text Block]
Since inceptionFootnote Reference^
Class P - (Inception 01/21/2025)	6.45%
Bloomberg U.S. Aggregate Bond Index	7.33%

Performance Inception Date	Jan. 21, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,649,674,880
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 12,518,847
InvestmentCompanyPortfolioTurnover	137.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,649,674,880
Number of Portfolio Holdings	700
Portfolio Turnover Rate	137.16%
Advisory Fees - net of reimbursement & waiver, if any	$12,518,847

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bonds	34.7%
U.S. Treasury Obligations	24.9%
Mortgage-Backed Securities	23.6%
Asset-Backed Securities	12.2%
Repurchase Agreements	4.1%
Commercial Mortgage-Backed Securities	1.7%
Other liabilities in excess of assets	-1.2%
Banks	5.8%
Insurance	4.1%
Capital Markets	3.9%
Electric Utilities	2.6%
Oil, Gas & Consumable Fuels	1.7%
Consumer Finance	1.6%
Chemicals	0.8%
Health Care Providers & Services	0.8%
Financial Services	0.7%
Machinery	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059799
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$45	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,551	$10,265
Dec 17	$11,032	$10,628
Dec 18	$11,003	$10,629
Dec 19	$12,003	$11,556
Dec 20	$12,863	$12,424
Dec 21	$12,750	$12,233
Dec 22	$10,891	$10,641
Dec 23	$11,475	$11,230
Dec 24	$11,650	$11,370
Dec 25	$12,470	$12,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	7.03%	-0.62%	2.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,649,674,880
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 12,518,847
InvestmentCompanyPortfolioTurnover	137.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,649,674,880
Number of Portfolio Holdings	700
Portfolio Turnover Rate	137.16%
Advisory Fees - net of reimbursement & waiver, if any	$12,518,847

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bonds	34.7%
U.S. Treasury Obligations	24.9%
Mortgage-Backed Securities	23.6%
Asset-Backed Securities	12.2%
Repurchase Agreements	4.1%
Commercial Mortgage-Backed Securities	1.7%
Other liabilities in excess of assets	-1.2%
Banks	5.8%
Insurance	4.1%
Capital Markets	3.9%
Electric Utilities	2.6%
Oil, Gas & Consumable Fuels	1.7%
Consumer Finance	1.6%
Chemicals	0.8%
Health Care Providers & Services	0.8%
Financial Services	0.7%
Machinery	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059825
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$56	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,275	$10,265	$10,128
Dec 17	$10,475	$10,628	$10,213
Dec 18	$10,578	$10,629	$10,376
Dec 19	$11,036	$11,556	$10,795
Dec 20	$11,389	$12,424	$11,154
Dec 21	$11,339	$12,233	$11,102
Dec 22	$10,728	$10,641	$10,692
Dec 23	$11,367	$11,230	$11,185
Dec 24	$11,974	$11,370	$11,673
Dec 25	$12,656	$12,200	$12,297

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	5.70%	2.13%	2.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	5.35%	1.97%	2.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,272,246,897
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 3,994,085
InvestmentCompanyPortfolioTurnover	194.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,272,246,897
Number of Portfolio Holdings	500
Portfolio Turnover Rate	194.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,994,085

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bond	47.9%
U.S. Treasury Obligation	24.3%
Asset-Backed Security	23.3%
Repurchase Agreement	6.1%
Commercial Mortgage-Backed Security	2.6%
Mortgage-Backed Security	0.8%
Other liabilities in excess of assets	-5.0%
Banks	8.8%
Insurance	5.1%
Capital Markets	4.4%
Electric Utilities	3.1%
Consumer Finance	2.2%
Oil, Gas & Consumable Fuels	2.1%
Financial Services	1.5%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.2%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059826
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$81	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,249	$10,265	$10,128
Dec 17	$10,411	$10,628	$10,213
Dec 18	$10,496	$10,629	$10,376
Dec 19	$10,925	$11,556	$10,795
Dec 20	$11,235	$12,424	$11,154
Dec 21	$11,169	$12,233	$11,102
Dec 22	$10,536	$10,641	$10,692
Dec 23	$11,135	$11,230	$11,185
Dec 24	$11,698	$11,370	$11,673
Dec 25	$12,334	$12,200	$12,297

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class II	5.43%	1.88%	2.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	5.35%	1.97%	2.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,272,246,897
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 3,994,085
InvestmentCompanyPortfolioTurnover	194.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,272,246,897
Number of Portfolio Holdings	500
Portfolio Turnover Rate	194.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,994,085

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bond	47.9%
U.S. Treasury Obligation	24.3%
Asset-Backed Security	23.3%
Repurchase Agreement	6.1%
Commercial Mortgage-Backed Security	2.6%
Mortgage-Backed Security	0.8%
Other liabilities in excess of assets	-5.0%
Banks	8.8%
Insurance	5.1%
Capital Markets	4.4%
Electric Utilities	3.1%
Consumer Finance	2.2%
Oil, Gas & Consumable Fuels	2.1%
Financial Services	1.5%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.2%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059827
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$40	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,297	$10,265	$10,128
Dec 17	$10,511	$10,628	$10,213
Dec 18	$10,627	$10,629	$10,376
Dec 19	$11,103	$11,556	$10,795
Dec 20	$11,472	$12,424	$11,154
Dec 21	$11,449	$12,233	$11,102
Dec 22	$10,840	$10,641	$10,692
Dec 23	$11,502	$11,230	$11,185
Dec 24	$12,133	$11,370	$11,673
Dec 25	$12,855	$12,200	$12,297

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	5.95%	2.30%	2.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	5.35%	1.97%	2.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,272,246,897
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 3,994,085
InvestmentCompanyPortfolioTurnover	194.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,272,246,897
Number of Portfolio Holdings	500
Portfolio Turnover Rate	194.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,994,085

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bond	47.9%
U.S. Treasury Obligation	24.3%
Asset-Backed Security	23.3%
Repurchase Agreement	6.1%
Commercial Mortgage-Backed Security	2.6%
Mortgage-Backed Security	0.8%
Other liabilities in excess of assets	-5.0%
Banks	8.8%
Insurance	5.1%
Capital Markets	4.4%
Electric Utilities	3.1%
Consumer Finance	2.2%
Oil, Gas & Consumable Fuels	2.1%
Financial Services	1.5%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.2%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014749
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term High Yield Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Short Term High Yield Fund (the "Fund") (formerly known as NVIT Federated High Income Bond Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$91	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,416	$10,265	$11,056
Dec 17	$12,187	$10,628	$11,577
Dec 18	$11,821	$10,629	$11,833
Dec 19	$13,564	$11,556	$12,877
Dec 20	$14,380	$12,424	$13,202
Dec 21	$15,094	$12,233	$13,766
Dec 22	$13,293	$10,641	$13,415
Dec 23	$15,038	$11,230	$14,816
Dec 24	$15,982	$11,370	$15,905
Dec 25	$16,886	$12,200	$17,092

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	5.66%	3.26%	5.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.46%	5.30%	5.51%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 83,822,329
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 485,466
InvestmentCompanyPortfolioTurnover	164.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$83,822,329
Number of Portfolio Holdings	147
Portfolio Turnover Rate	164.67%
Advisory Fees - net of reimbursement & waiver, if any	$485,466

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bonds	74.6%
Asset-Backed Securities	13.2%
Loan Participations	6.5%
Commercial Mortgage-Backed Securities	1.0%
Short-Term Investments	0.7%
Collateralized Mortgage Obligations	0.7%
Other assets in excess of liabilities	3.3%
Oil, Gas & Consumable Fuels	9.6%
Hotels, Restaurants & Leisure	8.9%
Media	6.8%
Insurance	6.0%
Software	4.9%
Financial Services	4.0%
Health Care Providers & Services	3.4%
Diversified Telecommunication Services	3.0%
Trading Companies & Distributors	2.6%
Health Care Equipment & Supplies	2.4%
Other Industries	48.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000138646
Shareholder Report [Line Items]
Fund Name	NVIT Managed American Funds Asset Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Managed American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$72	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]
	Class II	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000	$10,000	$10,000
Dec 16	$10,855	$11,196	$10,821	$10,265
Dec 17	$12,760	$13,640	$12,364	$10,628
Dec 18	$12,145	$13,043	$12,085	$10,629
Dec 19	$14,449	$17,150	$14,757	$11,556
Dec 20	$15,473	$20,305	$17,025	$12,424
Dec 21	$17,440	$26,135	$19,742	$12,233
Dec 22	$14,947	$21,402	$16,601	$10,641
Dec 23	$17,520	$27,029	$19,541	$11,230
Dec 24	$20,346	$33,791	$22,498	$11,370
Dec 25	$22,639	$39,833	$25,594	$12,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.27%	7.91%	8.51%
S&P 500® Index	17.88%	14.42%	14.82%
Blended IndexFootnote Reference1	13.76%	8.49%	9.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Footnote	Description
Footnote[1]	The Blended Index comprises 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,697,911,763
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 4,020,549
InvestmentCompanyPortfolioTurnover	17.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,697,911,763
Number of Portfolio Holdings	9
Portfolio Turnover Rate	17.55%
Advisory Fees - net of reimbursement & waiver, if any	$4,020,549

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	46.3%
Balanced Fund	29.5%
Fixed Income Fund	18.5%
Other assets in excess of liabilities	5.7%
American Balanced Fund, Class R6	31.3%
American Funds Growth Fund, Class 1	29.6%
American Funds Washington Mutual Investors Fund, Class 1	19.5%
Bond Fund of America (The), Class R6	14.7%
American Funds U.S. Government Securities Fund, Class 1	4.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000138647
Shareholder Report [Line Items]
Fund Name	NVIT Managed American Funds Growth-Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Managed American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$73	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,004	$11,196
Dec 17	$13,392	$13,640
Dec 18	$13,047	$13,043
Dec 19	$15,915	$17,150
Dec 20	$17,026	$20,305
Dec 21	$20,850	$26,135
Dec 22	$17,636	$21,402
Dec 23	$21,924	$27,029
Dec 24	$26,601	$33,791
Dec 25	$29,437	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.66%	11.57%	11.40%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 713,597,634
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,065,560
InvestmentCompanyPortfolioTurnover	21.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$713,597,634
Number of Portfolio Holdings	4
Portfolio Turnover Rate	21.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,065,560

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	94.9%
Other assets in excess of liabilities	5.1%
American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014721
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$42	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P MidCap 400® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,029	$11,268	$12,074
Dec 17	$13,927	$13,649	$14,035
Dec 18	$12,341	$12,937	$12,480
Dec 19	$15,507	$16,932	$15,749
Dec 20	$17,541	$20,439	$17,901
Dec 21	$21,796	$25,661	$22,333
Dec 22	$18,876	$20,733	$19,416
Dec 23	$21,907	$26,114	$22,608
Dec 24	$24,863	$32,332	$25,758
Dec 25	$26,616	$37,877	$27,690

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	7.05%	8.70%	10.28%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,110,523,290
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,474,724
InvestmentCompanyPortfolioTurnover	15.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,110,523,290
Number of Portfolio Holdings	410
Portfolio Turnover Rate	15.61%
Advisory Fees - net of reimbursement & waiver, if any	$2,474,724

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.2%
Repurchase Agreements	7.8%
Other liabilities in excess of assets	-8.0%
Banks	6.1%
Machinery	5.1%
Insurance	3.8%
Electronic Equipment, Instruments & Components	3.5%
Software	3.4%
Aerospace & Defense	3.3%
Specialty Retail	3.2%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.7%
Professional Services	2.7%
Other IndustriesFootnote Reference#	63.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014722
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$67	0.65%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	S&P MidCap 400® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,001	$11,268	$12,074
Dec 17	$13,870	$13,649	$14,035
Dec 18	$12,266	$12,937	$12,480
Dec 19	$15,383	$16,932	$15,749
Dec 20	$17,357	$20,439	$17,901
Dec 21	$21,523	$25,661	$22,333
Dec 22	$18,607	$20,733	$19,416
Dec 23	$21,550	$26,114	$22,608
Dec 24	$24,404	$32,332	$25,758
Dec 25	$26,068	$37,877	$27,690

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.82%	8.47%	10.06%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,110,523,290
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,474,724
InvestmentCompanyPortfolioTurnover	15.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,110,523,290
Number of Portfolio Holdings	410
Portfolio Turnover Rate	15.61%
Advisory Fees - net of reimbursement & waiver, if any	$2,474,724

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.2%
Repurchase Agreements	7.8%
Other liabilities in excess of assets	-8.0%
Banks	6.1%
Machinery	5.1%
Insurance	3.8%
Electronic Equipment, Instruments & Components	3.5%
Software	3.4%
Aerospace & Defense	3.3%
Specialty Retail	3.2%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.7%
Professional Services	2.7%
Other IndustriesFootnote Reference#	63.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000034093
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$26	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	S&P MidCap 400® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,047	$11,268	$12,074
Dec 17	$13,971	$13,649	$14,035
Dec 18	$12,394	$12,937	$12,480
Dec 19	$15,603	$16,932	$15,749
Dec 20	$17,676	$20,439	$17,901
Dec 21	$21,994	$25,661	$22,333
Dec 22	$19,075	$20,733	$19,416
Dec 23	$22,172	$26,114	$22,608
Dec 24	$25,199	$32,332	$25,758
Dec 25	$27,031	$37,877	$27,690

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	7.27%	8.87%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,110,523,290
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,474,724
InvestmentCompanyPortfolioTurnover	15.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,110,523,290
Number of Portfolio Holdings	410
Portfolio Turnover Rate	15.61%
Advisory Fees - net of reimbursement & waiver, if any	$2,474,724

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.2%
Repurchase Agreements	7.8%
Other liabilities in excess of assets	-8.0%
Banks	6.1%
Machinery	5.1%
Insurance	3.8%
Electronic Equipment, Instruments & Components	3.5%
Software	3.4%
Aerospace & Defense	3.3%
Specialty Retail	3.2%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.7%
Professional Services	2.7%
Other IndustriesFootnote Reference#	63.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014739
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$107	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.06%
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,593	$11,268	$13,174
Dec 17	$13,734	$13,649	$14,207
Dec 18	$11,406	$12,937	$12,380
Dec 19	$13,573	$16,932	$15,152
Dec 20	$14,273	$20,439	$15,853
Dec 21	$18,846	$25,661	$20,335
Dec 22	$16,412	$20,733	$17,390
Dec 23	$19,276	$26,114	$19,938
Dec 24	$20,535	$32,332	$21,362
Dec 25	$20,980	$37,877	$24,051

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	2.17%	8.01%	7.69%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 196,221,571
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 1,587,008
InvestmentCompanyPortfolioTurnover	63.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$196,221,571
Number of Portfolio Holdings	383
Portfolio Turnover Rate	63.49%
Advisory Fees - net of reimbursement & waiver, if any	$1,587,008

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.2%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.5%
Banks	10.0%
Insurance	7.6%
Electronic Equipment, Instruments & Components	4.9%
Professional Services	4.7%
Health Care Providers & Services	4.5%
Chemicals	3.9%
Oil, Gas & Consumable Fuels	3.1%
Household Durables	2.9%
Automobile Components	2.9%
Ground Transportation	2.8%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014740
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$132	1.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.31%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 2000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,561	$11,268	$13,174
Dec 17	$13,661	$13,649	$14,207
Dec 18	$11,322	$12,937	$12,380
Dec 19	$13,438	$16,932	$15,152
Dec 20	$14,103	$20,439	$15,853
Dec 21	$18,557	$25,661	$20,335
Dec 22	$16,114	$20,733	$17,390
Dec 23	$18,878	$26,114	$19,938
Dec 24	$20,067	$32,332	$21,362
Dec 25	$20,442	$37,877	$24,051

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	1.87%	7.71%	7.41%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 196,221,571
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 1,587,008
InvestmentCompanyPortfolioTurnover	63.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$196,221,571
Number of Portfolio Holdings	383
Portfolio Turnover Rate	63.49%
Advisory Fees - net of reimbursement & waiver, if any	$1,587,008

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.2%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.5%
Banks	10.0%
Insurance	7.6%
Electronic Equipment, Instruments & Components	4.9%
Professional Services	4.7%
Health Care Providers & Services	4.5%
Chemicals	3.9%
Oil, Gas & Consumable Fuels	3.1%
Household Durables	2.9%
Automobile Components	2.9%
Ground Transportation	2.8%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014742
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$107	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.06%
Line Graph [Table Text Block]
	Class IV	Russell 3000® Index	Russell 2000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,603	$11,268	$13,174
Dec 17	$13,745	$13,649	$14,207
Dec 18	$11,416	$12,937	$12,380
Dec 19	$13,585	$16,932	$15,152
Dec 20	$14,285	$20,439	$15,853
Dec 21	$18,846	$25,661	$20,335
Dec 22	$16,407	$20,733	$17,390
Dec 23	$19,293	$26,114	$19,938
Dec 24	$20,532	$32,332	$21,362
Dec 25	$20,976	$37,877	$24,051

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	2.16%	7.99%	7.69%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 196,221,571
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 1,587,008
InvestmentCompanyPortfolioTurnover	63.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$196,221,571
Number of Portfolio Holdings	383
Portfolio Turnover Rate	63.49%
Advisory Fees - net of reimbursement & waiver, if any	$1,587,008

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.2%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.5%
Banks	10.0%
Insurance	7.6%
Electronic Equipment, Instruments & Components	4.9%
Professional Services	4.7%
Health Care Providers & Services	4.5%
Chemicals	3.9%
Oil, Gas & Consumable Fuels	3.1%
Household Durables	2.9%
Automobile Components	2.9%
Ground Transportation	2.8%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014743
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$110	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,283	$11,268	$12,131
Dec 17	$13,940	$13,649	$13,908
Dec 18	$12,179	$12,937	$12,377
Dec 19	$15,302	$16,932	$15,535
Dec 20	$18,774	$20,439	$18,636
Dec 21	$24,563	$25,661	$21,398
Dec 22	$19,954	$20,733	$17,024
Dec 23	$22,745	$26,114	$19,907
Dec 24	$25,721	$32,332	$22,204
Dec 25	$28,382	$37,877	$25,048

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	10.35%	8.62%	11.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 354,744,566
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,900,950
InvestmentCompanyPortfolioTurnover	75.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$354,744,566
Number of Portfolio Holdings	436
Portfolio Turnover Rate	75.06%
Advisory Fees - net of reimbursement & waiver, if any	$2,900,950

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	10.4%
Other liabilities in excess of assets	-9.8%
Banks	9.3%
Aerospace & Defense	5.6%
Biotechnology	4.9%
Semiconductors & Semiconductor Equipment	4.6%
Insurance	4.2%
Construction & Engineering	3.4%
Specialty Retail	3.4%
Health Care Providers & Services	3.3%
Electronic Equipment, Instruments & Components	3.3%
Software	3.2%
Other IndustriesFootnote Reference#	54.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014744
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$136	1.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.29%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 2000® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,254	$11,268	$12,131
Dec 17	$13,872	$13,649	$13,908
Dec 18	$12,092	$12,937	$12,377
Dec 19	$15,157	$16,932	$15,535
Dec 20	$18,546	$20,439	$18,636
Dec 21	$24,204	$25,661	$21,398
Dec 22	$19,609	$20,733	$17,024
Dec 23	$22,294	$26,114	$19,907
Dec 24	$25,155	$32,332	$22,204
Dec 25	$27,684	$37,877	$25,048

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.05%	8.34%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 354,744,566
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,900,950
InvestmentCompanyPortfolioTurnover	75.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$354,744,566
Number of Portfolio Holdings	436
Portfolio Turnover Rate	75.06%
Advisory Fees - net of reimbursement & waiver, if any	$2,900,950

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	10.4%
Other liabilities in excess of assets	-9.8%
Banks	9.3%
Aerospace & Defense	5.6%
Biotechnology	4.9%
Semiconductors & Semiconductor Equipment	4.6%
Insurance	4.2%
Construction & Engineering	3.4%
Specialty Retail	3.4%
Health Care Providers & Services	3.3%
Electronic Equipment, Instruments & Components	3.3%
Software	3.2%
Other IndustriesFootnote Reference#	54.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014746
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$110	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]
	Class IV	Russell 3000® Index	Russell 2000® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,279	$11,268	$12,131
Dec 17	$13,937	$13,649	$13,908
Dec 18	$12,175	$12,937	$12,377
Dec 19	$15,302	$16,932	$15,535
Dec 20	$18,778	$20,439	$18,636
Dec 21	$24,556	$25,661	$21,398
Dec 22	$19,950	$20,733	$17,024
Dec 23	$22,735	$26,114	$19,907
Dec 24	$25,717	$32,332	$22,204
Dec 25	$28,385	$37,877	$25,048

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	10.37%	8.61%	11.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 354,744,566
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,900,950
InvestmentCompanyPortfolioTurnover	75.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$354,744,566
Number of Portfolio Holdings	436
Portfolio Turnover Rate	75.06%
Advisory Fees - net of reimbursement & waiver, if any	$2,900,950

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	10.4%
Other liabilities in excess of assets	-9.8%
Banks	9.3%
Aerospace & Defense	5.6%
Biotechnology	4.9%
Semiconductors & Semiconductor Equipment	4.6%
Insurance	4.2%
Construction & Engineering	3.4%
Specialty Retail	3.4%
Health Care Providers & Services	3.3%
Electronic Equipment, Instruments & Components	3.3%
Software	3.2%
Other IndustriesFootnote Reference#	54.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000258086
Shareholder Report [Line Items]
Fund Name	NVIT NASDAQ-100 Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$36	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.46%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	NASDAQ-100® Index
Apr 25	$10,000	$10,000	$10,000
Dec 25	$12,832	$11,737	$12,102

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since inceptionFootnote Reference^
Class I - (Inception 04/25/2025)	28.32%
Russell 1000® Index	25.49%
NASDAQ-100® Index	32.06%
Footnote	Description
Footnote^	Not annualized.

Performance Inception Date	Apr. 25, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 268,110,051
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 14,721
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$268,110,051
Number of Portfolio Holdings	103
Portfolio Turnover Rate	50.00%
Advisory Fees - net of reimbursement & waiver, if any	$14,721

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.9%
Repurchase Agreement	0.7%
Other assets in excess of liabilities	0.4%
Semiconductors & Semiconductor Equipment	24.3%
Software	16.6%
Interactive Media & Services	10.8%
Technology Hardware, Storage & Peripherals	8.6%
Broadline Retail	5.9%
Automobiles	3.9%
Biotechnology	3.4%
Entertainment	3.1%
Hotels, Restaurants & Leisure	2.8%
Consumer Staples Distribution & Retail	2.1%
Other IndustriesFootnote Reference#	18.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000258085
Shareholder Report [Line Items]
Fund Name	NVIT NASDAQ-100 Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$56	0.71%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.71%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	NASDAQ-100® Index
Apr 25	$10,000	$10,000	$10,000
Dec 25	$12,818	$11,737	$12,102

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 04/25/2025)	28.18%
Russell 1000® Index	25.49%
NASDAQ-100® Index	32.06%
Footnote	Description
Footnote^	Not annualized.

Performance Inception Date	Apr. 25, 2025
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 268,110,051
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 14,721
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$268,110,051
Number of Portfolio Holdings	103
Portfolio Turnover Rate	50.00%
Advisory Fees - net of reimbursement & waiver, if any	$14,721

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.9%
Repurchase Agreement	0.7%
Other assets in excess of liabilities	0.4%
Semiconductors & Semiconductor Equipment	24.3%
Software	16.6%
Interactive Media & Services	10.8%
Technology Hardware, Storage & Peripherals	8.6%
Broadline Retail	5.9%
Automobiles	3.9%
Biotechnology	3.4%
Entertainment	3.1%
Hotels, Restaurants & Leisure	2.8%
Consumer Staples Distribution & Retail	2.1%
Other IndustriesFootnote Reference#	18.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000074475
Shareholder Report [Line Items]
Fund Name	NVIT Putnam International Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$112	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Class I	MSCI EAFE® Index	MSCI EAFE® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,112	$10,100	$10,502
Dec 17	$12,409	$12,628	$12,754
Dec 18	$10,462	$10,887	$10,869
Dec 19	$11,768	$13,283	$12,617
Dec 20	$12,378	$14,321	$12,286
Dec 21	$13,665	$15,934	$13,623
Dec 22	$12,846	$13,632	$12,863
Dec 23	$14,845	$16,118	$15,301
Dec 24	$15,476	$16,734	$16,170
Dec 25	$20,891	$21,958	$23,002

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	34.99%	11.04%	7.65%
MSCI EAFE® Index	31.22%	8.92%	8.18%
MSCI EAFE® Value Index	42.25%	13.36%	8.69%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 305,061,488
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 1,801,027
InvestmentCompanyPortfolioTurnover	107.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$305,061,488
Number of Portfolio Holdings	149
Portfolio Turnover Rate	107.86%
Advisory Fees - net of reimbursement & waiver, if any	$1,801,027

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.8%
United Kingdom	19.1%
Japan	18.8%
France	11.1%
United States	10.7%
Germany	9.3%
Australia	8.2%
Netherlands	6.7%
Ireland	3.0%
Spain	2.3%
Switzerland	2.3%
Other CountriesFootnote Reference#	8.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000220664
Shareholder Report [Line Items]
Fund Name	NVIT Putnam International Value Fund
Class Name	Class X
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$96	0.81%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.81%
Line Graph [Table Text Block]
	Class X	MSCI EAFE® Index	MSCI EAFE® Value Index
Oct 20	$10,000	$10,000	$10,000
Dec 20	$11,483	$11,349	$11,567
Dec 21	$12,698	$12,627	$12,827
Dec 22	$11,954	$10,802	$12,111
Dec 23	$13,827	$12,773	$14,406
Dec 24	$14,441	$13,261	$15,224
Dec 25	$19,525	$17,401	$21,656

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class X - (Inception 10/09/2020)	35.21%	11.20%	13.66%
MSCI EAFE® Index	31.22%	8.92%	11.17%
MSCI EAFE® Value Index	42.25%	13.36%	15.92%

Performance Inception Date	Oct. 09, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 305,061,488
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 1,801,027
InvestmentCompanyPortfolioTurnover	107.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$305,061,488
Number of Portfolio Holdings	149
Portfolio Turnover Rate	107.86%
Advisory Fees - net of reimbursement & waiver, if any	$1,801,027

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.8%
United Kingdom	19.1%
Japan	18.8%
France	11.1%
United States	10.7%
Germany	9.3%
Australia	8.2%
Netherlands	6.7%
Ireland	3.0%
Spain	2.3%
Switzerland	2.3%
Other CountriesFootnote Reference#	8.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000220663
Shareholder Report [Line Items]
Fund Name	NVIT Putnam International Value Fund
Class Name	Class Z
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$125	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.06%
Line Graph [Table Text Block]
	Class Z	MSCI EAFE® Index	MSCI EAFE® Value Index
Oct 20	$10,000	$10,000	$10,000
Dec 20	$11,483	$11,349	$11,567
Dec 21	$12,664	$12,627	$12,827
Dec 22	$11,888	$10,802	$12,111
Dec 23	$13,715	$12,773	$14,406
Dec 24	$14,277	$13,261	$15,224
Dec 25	$19,266	$17,401	$21,656

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Z - (Inception 10/09/2020)	34.95%	10.90%	13.37%
MSCI EAFE® Index	31.22%	8.92%	11.17%
MSCI EAFE® Value Index	42.25%	13.36%	15.92%

Performance Inception Date	Oct. 09, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 305,061,488
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 1,801,027
InvestmentCompanyPortfolioTurnover	107.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$305,061,488
Number of Portfolio Holdings	149
Portfolio Turnover Rate	107.86%
Advisory Fees - net of reimbursement & waiver, if any	$1,801,027

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.8%
United Kingdom	19.1%
Japan	18.8%
France	11.1%
United States	10.7%
Germany	9.3%
Australia	8.2%
Netherlands	6.7%
Ireland	3.0%
Spain	2.3%
Switzerland	2.3%
Other CountriesFootnote Reference#	8.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059822
Shareholder Report [Line Items]
Fund Name	NVIT Real Estate Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$84	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Dow Jones U.S. Select Real Estate Securities Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,735	$11,200	$10,665
Dec 17	$11,432	$13,630	$11,066
Dec 18	$10,984	$12,980	$10,599
Dec 19	$14,356	$17,041	$13,047
Dec 20	$13,583	$20,584	$11,586
Dec 21	$19,932	$26,006	$16,905
Dec 22	$14,248	$21,032	$12,505
Dec 23	$16,083	$26,611	$14,259
Dec 24	$17,807	$33,133	$14,954
Dec 25	$17,911	$38,889	$15,502

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	0.58%	5.69%	6.00%
Russell 1000® Index	17.37%	13.59%	14.59%
Dow Jones U.S. Select Real Estate Securities Index	3.67%	6.62%	4.79%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 194,580,015
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,222,163
InvestmentCompanyPortfolioTurnover	111.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$194,580,015
Number of Portfolio Holdings	36
Portfolio Turnover Rate	111.04%
Advisory Fees - net of reimbursement & waiver, if any	$1,222,163

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Health Care REITs	20.9%
Industrial REITs	16.3%
Specialized REITs	15.9%
Retail REITs	14.5%
Residential REITs	13.3%
Diversified REITs	6.1%
Office REITs	3.6%
Hotels, Restaurants & Leisure	2.8%
Real Estate Management & Development	1.8%
Health Care Providers & Services	1.6%
Other Industries	3.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059823
Shareholder Report [Line Items]
Fund Name	NVIT Real Estate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$109	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.09%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Dow Jones U.S. Select Real Estate Securities Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,718	$11,200	$10,665
Dec 17	$11,376	$13,630	$11,066
Dec 18	$10,914	$12,980	$10,599
Dec 19	$14,237	$17,041	$13,047
Dec 20	$13,426	$20,584	$11,586
Dec 21	$19,646	$26,006	$16,905
Dec 22	$14,004	$21,032	$12,505
Dec 23	$15,775	$26,611	$14,259
Dec 24	$17,430	$33,133	$14,954
Dec 25	$17,487	$38,889	$15,502

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	0.33%	5.43%	5.75%
Russell 1000® Index	17.37%	13.59%	14.59%
Dow Jones U.S. Select Real Estate Securities Index	3.67%	6.62%	4.79%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 194,580,015
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,222,163
InvestmentCompanyPortfolioTurnover	111.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$194,580,015
Number of Portfolio Holdings	36
Portfolio Turnover Rate	111.04%
Advisory Fees - net of reimbursement & waiver, if any	$1,222,163

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Health Care REITs	20.9%
Industrial REITs	16.3%
Specialized REITs	15.9%
Retail REITs	14.5%
Residential REITs	13.3%
Diversified REITs	6.1%
Office REITs	3.6%
Hotels, Restaurants & Leisure	2.8%
Real Estate Management & Development	1.8%
Health Care Providers & Services	1.6%
Other Industries	3.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000033129
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$26	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,166	$11,196
Dec 17	$13,570	$13,640
Dec 18	$12,944	$13,043
Dec 19	$16,977	$17,150
Dec 20	$20,065	$20,305
Dec 21	$25,757	$26,135
Dec 22	$21,040	$21,402
Dec 23	$26,501	$27,029
Dec 24	$33,063	$33,791
Dec 25	$38,883	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	17.60%	14.15%	14.54%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 5,699,765,169
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 5,032,469
InvestmentCompanyPortfolioTurnover	1.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,699,765,169
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.72%
Advisory Fees - net of reimbursement & waiver, if any	$5,032,469

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.7%
Semiconductors & Semiconductor Equipment	13.9%
Software	10.1%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.8%
Financial Services	3.8%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other IndustriesFootnote Reference#	40.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000033130
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$53	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,140	$11,196
Dec 17	$13,504	$13,640
Dec 18	$12,846	$13,043
Dec 19	$16,807	$17,150
Dec 20	$19,807	$20,305
Dec 21	$25,372	$26,135
Dec 22	$20,662	$21,402
Dec 23	$25,993	$27,029
Dec 24	$32,320	$33,791
Dec 25	$37,929	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	17.35%	13.87%	14.26%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 5,699,765,169
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 5,032,469
InvestmentCompanyPortfolioTurnover	1.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,699,765,169
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.72%
Advisory Fees - net of reimbursement & waiver, if any	$5,032,469

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.7%
Semiconductors & Semiconductor Equipment	13.9%
Software	10.1%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.8%
Financial Services	3.8%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other IndustriesFootnote Reference#	40.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014735
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$28	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Line Graph [Table Text Block]
	Class IV	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,159	$11,196
Dec 17	$13,562	$13,640
Dec 18	$12,933	$13,043
Dec 19	$16,966	$17,150
Dec 20	$20,041	$20,305
Dec 21	$25,725	$26,135
Dec 22	$21,013	$21,402
Dec 23	$26,474	$27,029
Dec 24	$32,995	$33,791
Dec 25	$38,799	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	17.59%	14.12%	14.52%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 5,699,765,169
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 5,032,469
InvestmentCompanyPortfolioTurnover	1.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,699,765,169
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.72%
Advisory Fees - net of reimbursement & waiver, if any	$5,032,469

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.7%
Semiconductors & Semiconductor Equipment	13.9%
Software	10.1%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.8%
Financial Services	3.8%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other IndustriesFootnote Reference#	40.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000034094
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$17	0.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Line Graph [Table Text Block]
	Class Y	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,178	$11,196
Dec 17	$13,589	$13,640
Dec 18	$12,972	$13,043
Dec 19	$17,036	$17,150
Dec 20	$20,143	$20,305
Dec 21	$25,883	$26,135
Dec 22	$21,172	$21,402
Dec 23	$26,672	$27,029
Dec 24	$33,307	$33,791
Dec 25	$39,203	$39,833

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	17.70%	14.25%	14.64%
S&P 500® Index	17.88%	14.42%	14.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 5,699,765,169
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 5,032,469
InvestmentCompanyPortfolioTurnover	1.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,699,765,169
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.72%
Advisory Fees - net of reimbursement & waiver, if any	$5,032,469

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.7%
Semiconductors & Semiconductor Equipment	13.9%
Software	10.1%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.8%
Financial Services	3.8%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other IndustriesFootnote Reference#	40.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000033510
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$61	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 2000® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,087	$11,268	$12,131
Dec 17	$13,801	$13,649	$13,908
Dec 18	$12,236	$12,937	$12,377
Dec 19	$15,290	$16,932	$15,535
Dec 20	$18,243	$20,439	$18,636
Dec 21	$20,834	$25,661	$21,398
Dec 22	$16,516	$20,733	$17,024
Dec 23	$19,217	$26,114	$19,907
Dec 24	$21,306	$32,332	$22,204
Dec 25	$23,893	$37,877	$25,048

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.14%	5.54%	9.10%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 574,918,638
Holdings Count | Holding	1,965
Advisory Fees Paid, Amount	$ 952,642
InvestmentCompanyPortfolioTurnover	18.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$574,918,638
Number of Portfolio Holdings	1,965
Portfolio Turnover Rate	18.08%
Advisory Fees - net of reimbursement & waiver, if any	$952,642

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.2%
Repurchase Agreements	12.7%
Other liabilities in excess of assets	-12.9%
Banks	8.8%
Biotechnology	8.3%
Software	5.0%
Machinery	3.4%
Electronic Equipment, Instruments & Components	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Health Care Providers & Services	2.9%
Oil, Gas & Consumable Fuels	2.7%
Health Care Equipment & Supplies	2.4%
Pharmaceuticals	2.3%
Other IndustriesFootnote Reference#	58.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000033512
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$26	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell 2000® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,122	$11,268	$12,131
Dec 17	$13,887	$13,649	$13,908
Dec 18	$12,347	$12,937	$12,377
Dec 19	$15,484	$16,932	$15,535
Dec 20	$18,536	$20,439	$18,636
Dec 21	$21,232	$25,661	$21,398
Dec 22	$16,888	$20,733	$17,024
Dec 23	$19,708	$26,114	$19,907
Dec 24	$21,945	$32,332	$22,204
Dec 25	$24,698	$37,877	$25,048

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	12.54%	5.91%	9.46%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 574,918,638
Holdings Count | Holding	1,965
Advisory Fees Paid, Amount	$ 952,642
InvestmentCompanyPortfolioTurnover	18.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$574,918,638
Number of Portfolio Holdings	1,965
Portfolio Turnover Rate	18.08%
Advisory Fees - net of reimbursement & waiver, if any	$952,642

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.2%
Repurchase Agreements	12.7%
Other liabilities in excess of assets	-12.9%
Banks	8.8%
Biotechnology	8.3%
Software	5.0%
Machinery	3.4%
Electronic Equipment, Instruments & Components	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Health Care Providers & Services	2.9%
Oil, Gas & Consumable Fuels	2.7%
Health Care Equipment & Supplies	2.4%
Pharmaceuticals	2.3%
Other IndustriesFootnote Reference#	58.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000014754
Shareholder Report [Line Items]
Fund Name	NVIT Strategic Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Strategic Income Fund (the "Fund") (formerly known as NVIT Amundi Multi Sector Bond Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$82	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,865	$10,265
Dec 17	$11,552	$10,628
Dec 18	$11,282	$10,629
Dec 19	$12,316	$11,556
Dec 20	$12,816	$12,424
Dec 21	$13,487	$12,233
Dec 22	$13,178	$10,641
Dec 23	$14,324	$11,230
Dec 24	$15,805	$11,370
Dec 25	$17,000	$12,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	7.56%	5.81%	5.45%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 463,884,638
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 1,801,290
InvestmentCompanyPortfolioTurnover	284.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$463,884,638
Number of Portfolio Holdings	421
Portfolio Turnover Rate	284.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,801,290

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	58.8%
Asset-Backed Securities	14.6%
Repurchase Agreements	12.2%
Mortgage-Backed Securities	9.9%
Collateralized Mortgage Obligations	8.8%
Commercial Mortgage-Backed Securities	4.0%
U.S. Treasury Obligation	2.8%
Foreign Government Securities	2.2%
Loan Participations	1.7%
Preferred Stocks	0.7%
Supranational	0.7%
Other liabilities in excess of assets	-16.4%
Insurance	11.4%
Oil, Gas & Consumable Fuels	5.8%
Banks	5.6%
Capital Markets	4.2%
Hotels, Restaurants & Leisure	2.9%
Consumer Finance	2.7%
Financial Services	2.2%
Metals & Mining	1.5%
Passenger Airlines	1.4%
Pharmaceuticals	1.3%
Other IndustriesFootnote Reference#	61.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000216457
Shareholder Report [Line Items]
Fund Name	NVIT U.S. 130/30 Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT U.S. 130/30 Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$85	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class Y	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$10,505	$10,795
Dec 20	$12,238	$12,781
Dec 21	$16,654	$16,451
Dec 22	$16,927	$13,472
Dec 23	$21,358	$17,013
Dec 24	$25,980	$21,270
Dec 25	$29,249	$25,073

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/24/2019)	12.68%Footnote Reference*	19.04%	18.94%
S&P 500® Index	17.88%	14.42%	16.01%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Inception Date	Oct. 24, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 976,433,012
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 7,589,381
InvestmentCompanyPortfolioTurnover	95.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$976,433,012
Number of Portfolio Holdings	260
Portfolio Turnover Rate	95.81%
Advisory Fees - net of reimbursement & waiver, if any	$7,589,381

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	97.5%
Other assets in excess of liabilities	2.5%
Semiconductors & Semiconductor Equipment	12.8%
Software	11.5%
Interactive Media & Services	7.2%
Hotels, Restaurants & Leisure	4.5%
Specialty Retail	4.3%
Technology Hardware, Storage & Peripherals	4.0%
Health Care Equipment & Supplies	4.0%
Insurance	3.9%
Capital Markets	3.5%
Construction & Engineering	3.1%
Other Industries	41.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059817
Shareholder Report [Line Items]
Fund Name	NVIT Victory Mid Cap Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$86	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell Midcap® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,772	$11,200	$12,000
Dec 17	$13,414	$13,630	$13,601
Dec 18	$11,655	$12,980	$11,929
Dec 19	$14,448	$17,041	$15,157
Dec 20	$14,294	$20,584	$15,909
Dec 21	$17,753	$26,006	$20,418
Dec 22	$17,293	$21,032	$17,962
Dec 23	$18,817	$26,611	$20,244
Dec 24	$20,425	$33,133	$21,884
Dec 25	$20,913	$38,889	$24,302

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	2.39%	7.91%	7.66%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 440,838,210
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,062,555
InvestmentCompanyPortfolioTurnover	62.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$440,838,210
Number of Portfolio Holdings	80
Portfolio Turnover Rate	62.79%
Advisory Fees - net of reimbursement & waiver, if any	$2,062,555

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	96.7%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-5.3%
Insurance	7.6%
Specialty Retail	5.5%
Machinery	5.1%
Oil, Gas & Consumable Fuels	4.5%
Health Care Providers & Services	4.4%
Consumer Staples Distribution & Retail	4.4%
Containers & Packaging	4.2%
Electronic Equipment, Instruments & Components	4.1%
Ground Transportation	3.7%
Hotels, Restaurants & Leisure	3.3%
Other IndustriesFootnote Reference#	53.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

C000059818
Shareholder Report [Line Items]
Fund Name	NVIT Victory Mid Cap Value Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$97	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell Midcap® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,759	$11,200	$12,000
Dec 17	$13,387	$13,630	$13,601
Dec 18	$11,626	$12,980	$11,929
Dec 19	$14,398	$17,041	$15,157
Dec 20	$14,233	$20,584	$15,909
Dec 21	$17,651	$26,006	$20,418
Dec 22	$17,181	$21,032	$17,962
Dec 23	$18,664	$26,611	$20,244
Dec 24	$20,248	$33,133	$21,884
Dec 25	$20,714	$38,889	$24,302

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	2.30%	7.79%	7.55%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 440,838,210
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,062,555
InvestmentCompanyPortfolioTurnover	62.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$440,838,210
Number of Portfolio Holdings	80
Portfolio Turnover Rate	62.79%
Advisory Fees - net of reimbursement & waiver, if any	$2,062,555

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	96.7%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-5.3%
Insurance	7.6%
Specialty Retail	5.5%
Machinery	5.1%
Oil, Gas & Consumable Fuels	4.5%
Health Care Providers & Services	4.4%
Consumer Staples Distribution & Retail	4.4%
Containers & Packaging	4.2%
Electronic Equipment, Instruments & Components	4.1%
Ground Transportation	3.7%
Hotels, Restaurants & Leisure	3.3%
Other IndustriesFootnote Reference#	53.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.